-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578

                                                       Expires: April 30, 2010

                                                       Estimated average burden
                                                       hours per response: 10.5
                                                       -------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21531
                                   ---------------------------------------------

                          TFS Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1800 Bayberry Court, Suite 103         Richmond, Virginia           23226
--------------------------------------------------------------------------------
           (Address of principal executive offices)                 (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401
                                                    ----------------------------

Date of fiscal year end:         October 31, 2009
                             ----------------------------

Date of reporting period:        July 31, 2009
                             ----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 88.6%                                     SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 9.2%
   AUTO COMPONENTS - 1.0%
      American Axle & Manufacturing Holdings, Inc.       427,900   $    941,380
      ArvinMeritor, Inc.                                  34,700        251,228
      China Automotive Systems, Inc. (a)                  14,379        101,947
      Dorman Products, Inc. (a)                           27,918        457,018
      Hawk Corporation - Class A (a) (b)                  29,925        426,431
      Modine Manufacturing Company                        45,705        349,643
      Spartan Motors, Inc. (b)                           107,903        755,321
      Standard Motor Products, Inc.                       30,304        338,496
      Tenneco Automotive, Inc. (a)                        59,900        968,583
      WABCO Holdings, Inc. (b)                            82,636      1,570,910
      Wonder Auto Technology, Inc. (a)                    97,774      1,098,002
                                                                   ------------
                                                                      7,258,959
                                                                   ------------
   DIVERSIFIED CONSUMER SERVICES - 0.6%
      ChinaCast Education Corporation (a)                110,897        659,837
      Corinthian Colleges, Inc. (a) (b)                   87,191      1,346,229
      Hillenbrand, Inc. (b)                               54,764        992,324
      Pre-Paid Legal Services, Inc. (a)                    2,735        133,386
      Service Corporation International                  135,300        855,096
                                                                   ------------
                                                                      3,986,872
                                                                   ------------
   HOTELS, RESTAURANTS & LEISURE - 1.2%
      Bally Technologies, Inc. (a)                         1,300         47,073
      Brinker International, Inc.                          1,400         23,296
      Burger King Holdings, Inc.                          14,900        253,598
      Carrols Restaurant Group, Inc. (a)                  23,716        160,557
      CKE Restaurants, Inc.                               58,054        513,778
      Domino's Pizza, Inc. (a)                             4,600         37,812
      Einstein Noah Restaurant Group, Inc. (a)             5,111         54,279
      Frisch's Restaurants, Inc.                           1,044         28,971
      Interval Leisure Group, Inc. (a) (b)                85,023        896,993
      Papa John's International, Inc. (a) (b)             61,669      1,567,009
      Scientific Games Corporation (a)                     5,600        100,912
      Shuffle Master, Inc. (a)                             3,200         23,040
      Wendy's/Arby's Group, Inc. - Class A (b)           462,620      2,118,800
      Wyndham Worldwide Corporation (b)                  181,300      2,529,135
                                                                   ------------
                                                                      8,355,253
                                                                   ------------
   HOUSEHOLD DURABLES - 1.0%
      Blyth, Inc. (b)                                     44,228      1,876,594
      Helen of Troy Ltd. (a) (b)                          59,542      1,295,038
      Hovnanian Enterprises, Inc. - Class A (a)           20,000         64,000
      Jarden Corporation (a)                              53,300      1,313,845
      National Presto Industries, Inc.                     1,991        159,997
      Newell Rubbermaid, Inc.                              4,700         60,489
      Pulte Homes, Inc.                                    2,500         28,425
      Ryland Group, Inc. (The) (b)                        52,200      1,042,434
      Snap-on, Inc.                                        6,000        213,780
      Standard Pacific Corporation (a)                    15,900         54,696

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 88.6% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 9.2% (CONTINUED)
   HOUSEHOLD DURABLES - 1.0% (CONTINUED)
      Tupperware Corporation                              20,500   $    698,435
                                                                   ------------
                                                                      6,807,733
                                                                   ------------
   INTERNET & CATALOG RETAIL - 0.6%
      HSN, Inc. (a)                                       76,621        776,171
      Liberty Media Corporation - Interactive (a) (b)    357,987      2,384,193
      PetMed Express, Inc. (a) (b)                        56,671      1,051,814
                                                                   ------------
                                                                      4,212,178
                                                                   ------------
   LEISURE EQUIPMENT & PRODUCTS - 0.2%
      Brunswick Corporation                                2,100         15,078
      Callaway Golf Company                                4,200         26,754
      LeapFrog Enterprises, Inc. (a)                       1,800          5,130
      Pool Corporation                                    67,000      1,582,540
                                                                   ------------
                                                                      1,629,502
                                                                   ------------
   MEDIA - 2.4%
      A.H. Belo Corporation - Class A                    322,962        926,901
      Ascent Media Corporation - Class A (a)              27,506        762,467
      Cinemark Holdings, Inc. (b)                         58,946        653,711
      CTC Media, Inc. (a) (b)                            182,081      2,250,521
      DISH Network Corporation - Class A (a)              21,900        371,205
      DreamWorks Animation SKG, Inc. - Class A (a)         8,900        280,439
      Gannett Company, Inc.                              206,800      1,447,600
      Global Sources Ltd. (a)                             24,885        159,264
      Interactive Data Corporation (b)                    62,355      1,418,576
      Interpublic Group of Companies, Inc. (a)           151,200        787,752
      Live Nation, Inc. (a) (b)                          178,385      1,041,769
      Marvel Entertainment, Inc. (a) (b)                  42,400      1,677,344
      Mediacom Communications Corporation (a)              1,800          8,622
      Rentrak Corporation (a)                              4,167         76,256
      Scholastic Corporation                              11,746        264,872
      SIRIUS XM Radio, Inc. (a)                        7,480,356      3,366,160
      Valassis Communications, Inc. (a)                   14,334        163,264
      Warner Music Group Corporation (a)                 171,940        966,303
                                                                   ------------
                                                                     16,623,026
                                                                   ------------
   MULTI-LINE RETAIL - 0.0%
      Retail Ventures, Inc. (a)                            2,870          9,557
                                                                   ------------

   SPECIALTY RETAIL - 1.2%
      Books-A-Million, Inc.                                5,071         47,008
      Buckle, Inc. (The) (b)                              45,510      1,408,079
      Build-A-Bear Workshop, Inc. (a)                        300          1,425
      Charlotte Russe Holding, Inc. (a)                    7,600        114,076
      Chico's FAS, Inc. (a)                               37,400        428,978
      Finish Line, Inc. (The) - Class A (b)              112,658        980,125
      Hibbett Sports, Inc. (a)                            15,300        281,673
      Office Depot, Inc. (a)                              40,300        183,365
      OfficeMax, Inc.                                     16,600        154,546
      PetSmart, Inc.                                      42,100        941,777
      Signet Jewelers Ltd. (b)                            54,600      1,205,568

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 88.6% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 9.2% (CONTINUED)
   SPECIALTY RETAIL - 1.2% (CONTINUED)
      Sonic Automotive, Inc. - Class A                     2,800   $     34,440
      Stein Mart, Inc. (a) (b)                           167,206      1,844,282
      Ulta Salon, Cosmetics & Fragrance, Inc. (a)         56,885        644,507
                                                                   ------------
                                                                      8,269,849
                                                                   ------------
   TEXTILES, APPAREL & LUXURY GOODS - 1.0%
      Carter's, Inc. (a) (b)                              48,760      1,381,858
      CROCS, Inc. (a)                                      9,300         31,806
      Fossil, Inc. (a) (b)                                40,835      1,075,594
      Jones Apparel Group, Inc.                           43,800        602,688
      Liz Claiborne, Inc.                                111,629        352,748
      Phillips-Van Heusen Corporation (b)                 54,801      1,938,859
      Quiksilver, Inc. (a)                               299,484        643,891
      Skechers U.S.A., Inc. - Class A (a)                  8,000        110,640
      UniFirst Corporation                                14,900        579,908
                                                                   ------------
                                                                      6,717,992
                                                                   ------------
CONSUMER STAPLES - 2.7%
   BEVERAGES - 0.1%
      Coca-Cola Bottling Company Consolidated              4,803        271,465
      Cott Corporation (a)                                39,600        219,384
                                                                   ------------
                                                                        490,849
                                                                   ------------
   FOOD & STAPLES RETAILING - 0.5%
      PriceSmart, Inc. (b)                                81,210      1,324,535
      Rite Aid Corporation (a)                           242,728        354,383
      SUPERVALU, Inc. (a)                                106,500      1,579,395
      Village Super Market, Inc. - Class A                   369         10,749
      Weis Markets, Inc. (b)                              14,554        481,301
      Winn-Dixie Stores, Inc. (a)                          2,700         38,259
                                                                   ------------
                                                                      3,788,622
                                                                   ------------
   FOOD PRODUCTS - 1.2%
      AgFeed Industries, Inc. (a)                         47,400        288,666
      American Dairy, Inc. (a) (b)                        35,930        958,612
      B&G Foods, Inc.                                      6,267         52,329
      Chiquita Brands International, Inc. (a)              4,400         53,900
      Del Monte Foods Company (b)                        228,921      2,211,377
      Fresh Del Monte Produce, Inc. (a) (b)               88,428      1,893,244
      Sanderson Farms, Inc. (b)                           25,200      1,025,136
      Seneca Foods Corporation - Class A (a)               4,100        105,001
      Smithfield Foods, Inc. (a)                         126,000      1,707,300
                                                                   ------------
                                                                      8,295,565
                                                                   ------------
   HOUSEHOLD PRODUCTS - 0.0%
      Oil-Dri Corporation of America (b)                     500          7,875
                                                                   ------------

   PERSONAL PRODUCTS - 0.5%
      Female Health Company (a)                           10,542         66,098
      Herbalife Ltd. (b)                                  55,346      1,904,456
      NBTY, Inc. (a)                                       5,400        195,480
      Nu Skin Enterprises, Inc. - Class A                  8,129        146,403
      Prestige Brands Holdings, Inc. (a) (b)             169,722      1,108,285

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 88.6% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES - 2.7% (CONTINUED)
   PERSONAL PRODUCTS - 0.5% (CONTINUED)
      Schiff Nutrition International, Inc. (a)               386   $      2,189
                                                                   ------------
                                                                      3,422,911
                                                                   ------------
   TOBACCO - 0.4%
      Alliance One International, Inc. (a)               320,746      1,327,888
      Star Scientific, Inc. (a)                          364,000        374,920
      Universal Corporation                               23,651        900,394
                                                                   ------------
                                                                      2,603,202
                                                                   ------------
ENERGY - 6.1%
   ENERGY EQUIPMENT & SERVICES - 2.4%
      Atwood Oceanics, Inc. (a) (b)                       67,997      1,961,034
      Cal Dive International, Inc. (a) (b)               117,015      1,044,944
      Complete Production Services, Inc. (a) (b)         184,881      1,527,117
      Dawson Geophysical Company (a) (b)                  33,618      1,022,323
      Dresser-Rand Group, Inc. (a) (b)                    50,800      1,478,788
      ENGlobal Corporation (a)                            23,008        111,589
      Exterran Holdings, Inc. (a)                            200          3,478
      Gulf Island Fabrication, Inc. (b)                   48,100        697,450
      Hercules Offshore, Inc. (a)                         77,110        365,501
      Hornbeck Offshore Services, Inc. (a)                 6,400        139,392
      Key Energy Services, Inc. (a) (b)                  477,403      3,313,177
      NATCO Group, Inc. - Class A (a) (b)                 28,913      1,042,603
      Newpark Resources, Inc. (a)                         69,400        182,522
      Oceaneering International, Inc. (a)                  5,200        264,784
      Oil States International, Inc. (a)                  18,400        499,008
      Patterson-UTI Energy, Inc.                          22,000        303,820
      Precision Drilling Trust                            64,693        364,869
      SEACOR Holdings, Inc. (a)                            3,515        279,372
      Trico Marine Services, Inc. (a)                      1,500          6,600
      Union Drilling, Inc. (a)                            41,275        295,116
      Willbros Group, Inc. (a) (b)                       139,400      1,922,326
                                                                   ------------
                                                                     16,825,813
                                                                   ------------
   OIL, GAS & CONSUMABLE FUELS - 3.7%
      Alon USA Energy, Inc.                               50,471        506,224
      Approach Resources, Inc. (a) (b)                    90,197        632,281
      ATP Oil & Gas Corporation (a)                       37,100        287,525
      Boardwalk Pipeline Partners, LP                      1,600         38,448
      BPZ Resources, Inc. (a)                              1,100          7,920
      Brigham Exploration Company (a)                      2,000          9,760
      Concho Resources, Inc. (a)                          13,500        414,450
      Copano Energy, LLC                                     100          1,812
      CVR Energy, Inc. (a) (b)                           193,443      1,652,003
      Delek US Holdings, Inc.                             53,627        456,902
      DHT Maritime, Inc.                                 155,895        784,152
      Encore Acquisition Company (a)                      20,500        729,800
      EXCO Resources, Inc. (a)                           100,000      1,374,000
      Forest Oil Corporation (a)                          12,200        205,570
      Frontier Oil Corporation                            44,117        613,226
      General Maritime Corporation (b)                   126,826      1,056,460
      Gulfport Energy Corporation (a) (b)                148,763      1,036,878

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 88.6% (CONTINUED)                        SHARES          VALUE
--------------------------------------------------------------------------------
ENERGY - 6.1% (CONTINUED)
   OIL, GAS & CONSUMABLE FUELS - 3.7% (CONTINUED)
      Holly Corporation                                    5,300   $    112,731
      Interoil Corporation (a)                               900         25,470
      James River Coal Company (a) (b)                    65,300      1,212,621
      MarkWest Energy Partners, LP                         2,500         56,200
      McMoRan Exploration Company (a)                        500          3,180
      NuStar GP Holdings, LLC                                700         18,221
      Oilsands Quest, Inc. (a)                            24,800         21,080
      Penn Virginia Corporation (b)                       60,860      1,169,121
      Petroleum Development Corporation (a) (b)           78,194      1,316,787
      Quicksilver Resources, Inc. (a) (b)                141,200      1,618,152
      Rosetta Resources, Inc. (a)                          7,500         77,775
      SandRidge Energy, Inc. (a)                          84,000        785,400
      Southern Union Company (b)                          84,336      1,634,432
      Stone Energy Corporation (a) (b)                   196,467      2,133,632
      Syntroleum Corporation (a)                          73,451        201,990
      Teekay Corporation                                  10,300        183,340
      Teekay Tankers Ltd. - Class A                       22,500        217,800
      Tesoro Corporation (b)                              70,100        917,609
      VAALCO Energy, Inc. (a)                            219,305        971,521
      Venoco, Inc. (a) (b)                               216,600      1,914,744
      Western Refining, Inc.                             185,600      1,208,256
                                                                   ------------
                                                                     25,607,473
                                                                   ------------
FINANCIALS - 11.5%
   CAPITAL MARKETS - 1.4%
      Allied Capital Corporation                         108,475        432,815
      American Capital Ltd.                              182,100        657,381
      Ares Capital Corporation (b)                       132,949      1,200,529
      BGC Partners, Inc. - Class A                       271,043      1,238,667
      Broadpoint Gleacher Securities Group, Inc. (a)      57,581        358,730
      Duff & Phelps Corporation                            2,574         46,667
      E*TRADE Financial Corporation (a)                  137,800        206,700
      Evercore Partners, Inc. - Class A                    7,293        143,453
      FBR Capital Markets Corporation (a)                 49,203        251,919
      Fortress Investment Group, LLC                     109,900        438,501
      Gamco Investors, Inc. - Class A                      6,300        287,595
      GFI Group, Inc.                                      8,700         56,115
      International Assets Holding Corporation (a)         3,504         62,371
      Janus Capital Group, Inc.                           30,300        413,898
      Oppenheimer Holdings, Inc.                           4,111        115,149
      PennantPark Investment Corporation                   7,300         60,444
      Piper Jaffray Companies, Inc. (a) (b)               19,643        900,828
      Prospect Capital Corporation                        22,667        226,670
      SEI Investments Company (b)                         90,400      1,708,560
      TradeStation Group, Inc. (a)                       104,122        779,874
      Waddell & Reed Financial, Inc. - Class A             9,400        266,678
                                                                   ------------
                                                                      9,853,544
                                                                   ------------
   COMMERCIAL BANKS - 1.8%
      Banco Latinoamericano de Exportaciones, S.A  -
         Class E - ADR                                     5,081         65,393

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 88.6% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS - 11.5% (CONTINUED)
   COMMERCIAL BANKS - 1.8% (CONTINUED)
      Bank of the Ozarks, Inc.                            22,100   $    558,688
      BOK Financial Corporation                           12,623        528,778
      Boston Private Financial Holdings, Inc.            173,628        795,216
      CapitalSource, Inc. (b)                            521,461      2,419,579
      CoBiz, Inc.                                         15,891         71,668
      Cullen/Frost Bankers, Inc.                           3,900        187,317
      CVB Financial Corporation                           93,949        708,375
      Enterprise Financial Services Corporation            3,160         34,096
      Farmers Capital Bank Corporation                     1,100         22,682
      First Bancorp, Inc.                                  3,508         68,652
      First Bancorporation                               191,573        593,876
      First Commonwealth Financial Corporation            56,599        377,515
      First Community Bancshares, Inc.                    21,836        296,970
      First Financial Bancorporation                      70,603        610,010
      First of Long Island Corporation (The)               1,903         48,755
      Huntington Bancshares, Inc. (b)                    377,200      1,542,748
      Lakeland Bancorp, Inc.                               7,500         67,800
      Marshall & Ilsley Corporation                       35,400        213,816
      Popular, Inc.                                       93,600        118,872
      Privatebancorp, Inc. (b)                            70,302      1,745,599
      Santander BanCorp (a)                               58,486        354,425
      Sterling Financial Corporation                     236,229        659,079
      United Community Banks, Inc. (a)                     7,858         52,884
      Univest Corporation of Pennsylvania                  3,478         89,976
                                                                   ------------
                                                                     12,232,769
                                                                   ------------
   CONSUMER FINANCE - 0.3%
      Advance America, Cash Advance Centers, Inc.         12,396         68,426
      Credit Acceptance Corporation (a)                    2,312         61,245
      Nelnet, Inc. - Class A (a) (b)                     117,313      1,676,403
      Student Loan Corporation (The)                         296         13,305
                                                                   ------------
                                                                      1,819,379
                                                                   ------------
   DIVERSIFIED FINANCIAL SERVICES - 0.4%
      Ampal-American Israel Corporation (a)                1,429          3,944
      Compass Diversified Holdings, Inc. (b)             141,515      1,273,635
      MSCI, Inc. - Class A (a) (b)                        47,792      1,335,787
                                                                   ------------
                                                                      2,613,366
                                                                   ------------
   INSURANCE - 5.4%
      Allied World Assurance Company Holdings Ltd. (b)    35,351      1,536,355
      Ambac Financial Group, Inc.                        616,578        462,434
      American Equity Investment Life Holding Company    148,855      1,077,710
      American Financial Group, Inc. (b)                 107,795      2,629,120
      American National Insurance Company (b)             19,109      1,510,566
      American Physicians Service Group, Inc.             14,909        333,514
      Argo Group International Holdings Ltd. (a) (b)      13,811        464,050
      Aspen Insurance Holdings Ltd.                        9,700        241,239
      CNA Surety Corporation (a) (b)                      76,060      1,195,663
      Conseco, Inc. (a)                                   64,300        199,973
      Delphi Financial Group, Inc. - Class A              16,800        400,344
      Enstar Group Ltd. (a)                               14,577        872,434

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 88.6% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS - 11.5% (CONTINUED)
   INSURANCE - 5.4% (CONTINUED)
      Erie Indemnity Company - Class A (b)                47,185   $  1,767,078
      FBL Financial Group, Inc. - Class A                 32,598        319,786
      First American Corporation                          11,400        336,870
      First Mercury Financial Corporation                 82,531      1,192,573
      Flagstone Reinsurance Holdings Ltd.                  5,200         52,520
      Genworth Financial, Inc. - Class A (b)             491,152      3,388,949
      Hanover Insurance Group, Inc. (The) (b)             36,659      1,441,065
      HCC Insurance Holdings, Inc.                        10,100        253,510
      Horace Mann Educators Corporation (b)              111,123      1,261,246
      IPC Holdings Ltd. (b)                               54,700      1,583,018
      Kansas City Life Insurance Company                  11,113        349,393
      Maiden Holdings Ltd. (b)                           160,307      1,219,936
      Meadowbrook Insurance Group, Inc. (b)              172,954      1,368,066
      Navigators Group, Inc. (The) (a) (b)                28,500      1,405,335
      PartnerRe Ltd.                                         900         61,731
      Platinum Underwriters Holdings Ltd. (b)             45,420      1,532,925
      Protective Life Corporation (b)                    109,700      1,640,015
      Reinsurance Group of America, Inc. (b)              43,743      1,815,335
      RenaissanceRe Holdings Ltd.                          3,600        180,900
      SeaBright Insurance Holdings Ltd. (a)               84,207        818,492
      Tower Group, Inc. (b)                               54,225      1,353,998
      Transatlantic Holdings, Inc. (b)                    31,968      1,512,406
      United Fire & Casualty Company                       1,100         18,491
      Unitrin, Inc. (b)                                   85,590      1,128,932
      Universal Insurance Holdings, Inc.                 118,679        593,395
                                                                   ------------
                                                                     37,519,367
                                                                   ------------
   REAL ESTATE INVESTMENT TRUSTS - 1.5%
      American Capital Agency Corporation                  2,400         54,672
      Anworth Mortgage Asset Corporation (b)             195,478      1,473,904
      Capstead Mortgage Corporation (b)                  119,900      1,601,864
      Chimera Investment Corporation                      66,800        239,144
      Developers Diversified Realty Corporation              424          2,379
      Getty Realty Corporation (b)                        21,877        489,826
      Investors Real Estate Trust                          6,000         55,860
      Liberty Property Trust (b)                          58,900      1,635,653
      LTC Properties, Inc. (b)                            70,334      1,717,556
      Mack-Cali Realty Corporation                         3,100         86,521
      MFA Financial, Inc.                                 63,400        469,160
      National Health Investors, Inc. (b)                 20,523        639,086
      ProLogis                                            48,300        424,557
      Saul Centers, Inc.                                  27,156        919,774
      Senior Housing Properties Trust                     25,300        472,098
      Universal Health Realty Income Trust                   200          6,834
                                                                   ------------
                                                                     10,288,888
                                                                   ------------
   THRIFTS & MORTGAGE FINANCE - 0.7%
      Beneficial Mutual Bancorporation, Inc. (a)          26,606        237,591
      Doral Financial Corporation (a)                     29,244         63,459
      Federal National Mortgage Association (a)        1,885,074      1,093,343
      First Niagara Financial Group, Inc.                 20,100        264,315

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 88.6% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS - 11.5% (CONTINUED)
   THRIFTS & MORTGAGE FINANCE - 0.7% (CONTINUED)
      Freddie Mac                                          3,650   $      2,263
      MGIC Investment Corporation (b)                    325,500      2,148,300
      Ocwen Financial Corporation (a)                     39,652        565,041
      Roma Financial Corporation                             752          9,686
      TrustCo Bank Corporation                           110,185        693,064
                                                                   ------------
                                                                      5,077,062
                                                                   ------------
HEALTH CARE - 10.2%
   BIOTECHNOLOGY - 1.2%
      Alexion Pharmaceuticals, Inc. (a)                    4,800        211,440
      BioMarin Pharmaceutical, Inc. (a) (b)               98,100      1,609,821
      Cubist Pharmaceuticals, Inc. (a)                    71,800      1,426,666
      Idenix Pharmaceuticals, Inc. (a)                     1,300          4,940
      Immunomedics, Inc. (a)                               2,000          8,280
      Keryx Biopharmaceuticals, Inc. (a)                  17,300         19,549
      Medarex, Inc. (a)                                   48,240        765,569
      Myriad Genetics, Inc. (a)                            7,100        194,682
      Novavax, Inc. (a)                                  252,455      1,095,655
      OSI Pharmaceuticals, Inc. (a)                        9,600        324,384
      PDL BioPharma, Inc.                                157,100      1,292,933
      Protalix BioTherapeutics, Inc. (a)                  25,351        176,189
      SIGA Technologies, Inc. (a) (b)                     81,265        632,242
      Spectrum Pharmaceuticals, Inc. (a)                  29,300        196,310
      Vanda Pharmaceuticals, Inc. (a)                     20,616        313,363
      ZymoGenetics, Inc. (a)                              46,443        260,081
                                                                   ------------
                                                                      8,532,104
                                                                   ------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
      Abiomed, Inc. (a)                                   26,105        197,093
      ATS Medical, Inc. (a)                              169,604        590,222
      Beckman Coulter, Inc.                                3,200        201,568
      CryoLife, Inc. (a)                                   7,800         39,624
      Endologix, Inc. (a)                                 16,202         78,256
      Home Diagnostics, Inc. (a)                          24,650        167,373
      I-Flow Corporation (a)                              15,362        116,905
      Integra LifeSciences Holdings Corporation (a)       14,174        448,749
      Invacare Corporation                                53,241      1,086,116
      Kinetic Concepts, Inc. (a)                          19,300        610,266
      Orthovita, Inc. (a) (b)                            217,180      1,413,842
      Sirona Dental Systems, Inc. (a)                     21,107        548,571
      Symmetry Medical, Inc. (a)                           6,054         51,822
      Synovis Life Technologies, Inc. (a)                  1,089         16,825
      Teleflex, Inc. (b)                                  32,223      1,545,415
      Vascular Solutions, Inc. (a)                        11,659         89,658
      Wright Medical Group, Inc. (a)                       4,300         59,856
      Young Innovations, Inc.                             10,681        270,443
                                                                   ------------
                                                                      7,532,604
                                                                   ------------
   HEALTH CARE PROVIDERS & SERVICES - 4.6%
      Alliance Imaging, Inc. (a)                         174,049        858,061
      Almost Family, Inc. (a)                             21,094        669,102
      Amedysis, Inc. (a)                                  23,500      1,050,685

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 88.6% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 10.2% (CONTINUED)
   HEALTH CARE PROVIDERS & SERVICES - 4.6% (CONTINUED)
      AmerisourceBergen Corporation                       45,500   $    897,260
      AMN Healthcare Services, Inc. (a)                   53,625        390,390
      BioScrip, Inc. (a)                                 100,888        596,248
      CardioNet, Inc. (a)                                 30,100        213,710
      Catalyst Health Solutions, Inc. (a) (b)             62,734      1,617,282
      Chindex International, Inc. (a)                     26,418        344,226
      Community Health Systems, Inc. (a) (b)              88,600      2,509,152
      Continucare Corporation (a)                         10,255         29,944
      Coventry Health Care, Inc. (a) (b)                 107,700      2,477,100
      Cross Country Healthcare, Inc. (a)                  32,024        267,400
      Gentiva Health Services, Inc. (a) (b)               66,224      1,409,247
      Hanger Orthopedic Group, Inc. (a)                    2,980         40,886
      Health Management Associates, Inc. - Class A (a)   154,300        930,429
      Health Net, Inc. (a)                                18,500        250,305
      HealthSouth Corporation (a) (b)                    113,887      1,639,973
      inVentiv Health, Inc. (a)                            7,500        115,050
      Landauer, Inc.                                       4,200        281,064
      MedCath Corporation (a)                             20,578        248,171
      MEDNAX, Inc. (a) (b)                                39,800      1,844,730
      Molina Healthcare, Inc. (a) (b)                     42,037        947,934
      Psychiatric Solutions, Inc. (a) (b)                117,700      3,180,254
      RehabCare Group, Inc. (a) (b)                       58,504      1,407,606
      Res-Care, Inc. (a)                                  12,987        202,857
      Sun Healthcare Group, Inc. (a) (b)                 133,934      1,303,178
      Tenet Healthcare Corporation (a) (b)               792,841      3,131,722
      Triple-S Management Corporation (a)                 18,029        308,116
      U.S. Physical Therapy, Inc. (a) (b)                 31,368        512,867
      Universal American Corporation (a)                  24,027        218,646
      Universal Health Services, Inc. - Class B (b)       41,700      2,318,937
                                                                   ------------
                                                                     32,212,532
                                                                   ------------
   HEALTH CARE TECHNOLOGY - 0.4%
      IMS Health, Inc. (b)                               214,100      2,569,200
                                                                   ------------

   LIFE SCIENCES TOOLS & SERVICES - 1.5%
      Accelrys, Inc. (a)                                  13,306         79,836
      Albany Molecular Research (a)                       23,880        227,576
      Bio-Rad Laboratories, Inc. - Class A (a)             2,125        164,560
      Bruker Corporation (a) (b)                         251,850      2,533,611
      eResearchTechnology, Inc. (a) (b)                  216,546      1,180,176
      Kendle International, Inc. (a)                       1,580         18,454
      Mettler-Toledo International, Inc. (a)                 309         25,974
      Parexel International Corporation (a) (b)          225,797      3,493,080
      PerkinElmer, Inc. (b)                               61,920      1,091,650
      Pharmaceutical Product Development, Inc. (b)        65,600      1,362,512
                                                                   ------------
                                                                     10,177,429
                                                                   ------------
   PHARMACEUTICALS - 1.4%
      Avanir Pharmaceuticals - Class A (a)                29,200         62,780
      Caraco Pharmaceutical Laboratories Ltd. (a)         54,107        169,355
      Cardiome Pharma Corporation (a)                      3,900         15,834

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 88.6% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 10.2% (CONTINUED)
   PHARMACEUTICALS - 1.4% (CONTINUED)
      DepoMed, Inc. (a)                                   20,905   $     79,857
      Endo Pharmaceuticals Holdings, Inc. (a)             46,300        972,763
      Hi-Tech Pharmacal Company, Inc. (a)                  9,600        150,240
      King Pharmaceuticals, Inc. (a)                     155,200      1,407,664
      MAP Pharmaceuticals, Inc. (a)                       71,005        723,541
      Medicines Company (The) (a)                          4,100         33,251
      Mylan, Inc. (a)                                     14,400        189,936
      Perrigo Company                                      6,700        181,838
      Sepracor, Inc. (a) (b)                             158,400      2,748,240
      SuperGen, Inc. (a)                                   3,800         10,108
      ViroPharma, Inc. (a)                                11,100         81,807
      Warner Chilcott Ltd. - Class A (a) (b)             192,917      2,913,047
                                                                   ------------
                                                                      9,740,261
                                                                   ------------
INDUSTRIALS - 15.0%
   AEROSPACE & DEFENSE - 1.3%
      Argon ST, Inc. (a)                                  44,399        848,465
      Astronics Corporation - Class B (a)                  7,212         77,890
      Ceradyne, Inc. (a)                                   3,300         59,565
      Cubic Corporation (b)                               71,390      2,795,632
      DynCorp International, Inc. (a) (b)                 87,900      1,785,249
      Esterline Technologies Corporation (a) (b)          41,879      1,190,620
      GenCorp, Inc. (a)                                  109,239        284,021
      Hexcel Corporation (a)                             109,800      1,121,058
      Orbital Sciences Corporation (a)                     1,800         24,372
      Taser International, Inc. (a)                        2,300         12,052
      Triumph Group, Inc.                                 18,800        750,872
                                                                   ------------
                                                                      8,949,796
                                                                   ------------
   AIR FREIGHT & LOGISTICS - 0.5%
      Air Transport Services Group, Inc. (a)              52,980        176,424
      Atlas Air Worldwide Holdings, Inc. (a)              79,226      1,977,481
      UTI Worldwide, Inc. (a) (b)                        117,094      1,477,726
                                                                   ------------
                                                                      3,631,631
                                                                   ------------
   AIRLINES - 1.7%
      Allegiant Travel Company (a) (b)                    27,500      1,191,025
      AMR Corporation (a) (b)                            192,700      1,030,945
      Copa Holdings, S.A. - Class A (b)                   50,417      2,043,905
      Hawaiian Holdings, Inc. (a)                         91,997        587,861
      Republic Airways Holdings, Inc. (a)                124,346        636,652
      SkyWest, Inc.                                       68,041        862,760
      UAL Corporation (a)                                704,750      2,903,570
      US Airways Group, Inc. (a)                         970,896      2,844,725
                                                                   ------------
                                                                     12,101,443
                                                                   ------------
   BUILDING PRODUCTS - 0.6%
      Ameron International Corporation                    22,092      1,646,296
      Armstrong World Industries, Inc. (a) (b)            66,710      1,641,066
      Builders FirstSource, Inc. (a)                       5,652         33,120
      China Architectural Engineering, Inc. (a)           18,400         36,432
      Gibraltar Industries, Inc.                          38,649        300,303

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 88.6% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 15.0% (CONTINUED)
   BUILDING PRODUCTS - 0.6% (CONTINUED)
      Insteel Industries, Inc.                            40,400   $    411,676
                                                                   ------------
                                                                      4,068,893
                                                                   ------------
   COMMERCIAL SERVICES & SUPPLIES - 1.8%
      ACCO Brands Corporation (a)                         59,883        261,689
      American Reprographics Company (a) (b)             183,225      1,584,896
      Avery Dennison Corporation                           3,000         80,190
      Brink's Company (The) (b)                           25,900        703,185
      Consolidated Graphics, Inc. (a)                      7,252        132,711
      Copart, Inc. (a) (b)                                49,400      1,744,314
      EnergySolutions, Inc. (b)                          205,829      1,772,188
      G&K Services, Inc.                                      53          1,204
      Geo Group, Inc. (The) (a)                           32,900        591,542
      Interface, Inc. - Class A (b)                      169,052      1,173,221
      Kimball International, Inc. - Class B                3,600         24,480
      M & F Worldwide Corporation (a)                      1,357         26,991
      R.R. Donnelley & Sons Company (b)                  162,600      2,260,140
      Tetra Tech, Inc. (a) (b)                            59,100      1,780,092
      United Stationers, Inc. (a)                         12,561        583,082
                                                                   ------------
                                                                     12,719,925
                                                                   ------------
   CONSTRUCTION & ENGINEERING - 1.2%
      Dycom Industries, Inc. (a)                          66,614        847,996
      KBR, Inc. (b)                                       95,100      2,015,169
      MasTec, Inc. (a) (b)                                 8,000         82,800
      Michael Baker Corporation (a) (b)                   38,161      1,627,567
      Northwest Pipe Company (a)                          15,192        528,378
      Shaw Group, Inc. (The) (a) (b)                     102,225      3,009,504
                                                                   ------------
                                                                      8,111,414
                                                                   ------------
   ELECTRICAL EQUIPMENT - 1.0%
      A-Power Energy Generation Systems Ltd. (a)          60,100        657,494
      Canadian Solar, Inc. (a)                             5,700         82,878
      China BAK Battery, Inc. (a)                         63,546        210,337
      Energy Conversion Devices, Inc. (a)                 23,800        338,912
      EnerSys, Inc. (a)                                   38,700        765,873
      Evergreen Solar, Inc. (a)                          472,400        992,040
      Franklin Electric Company, Inc.                     13,287        430,499
      Harbin Electric, Inc. (a) (b)                       74,260      1,174,793
      II-VI, Inc. (a)                                     12,427        298,124
      LaBarge, Inc. (a)                                    2,459         25,992
      Powell Industries, Inc. (a) (b)                     47,708      1,700,790
                                                                   ------------
                                                                      6,677,732
                                                                   ------------
   INDUSTRIAL CONGLOMERATES - 0.4%
      Carlisle Companies, Inc.                            34,370      1,077,156
      Raven Industries, Inc.                               8,400        241,080
      Standex International Corporation                   14,899        186,684
      Textron, Inc.                                       73,600        989,184
      Tredegar Corporation                                18,519        271,118
                                                                   ------------
                                                                      2,765,222
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 88.6% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 15.0% (CONTINUED)
   MACHINERY - 2.9%
      Altra Holdings, Inc. (a)                           104,062   $    914,705
      Ampco-Pittsburgh Corporation (b)                    45,557      1,035,511
      Chart Industries, Inc. (a) (b)                     114,619      2,207,562
      Colfax Corporation (a) (b)                         128,182      1,213,883
      Crane Company (b)                                   55,700      1,181,954
      Donaldson Company, Inc.                             15,600        592,956
      Force Protection, Inc. (a)                          66,700        344,839
      Gardner Denver, Inc. (a) (b)                        47,903      1,398,289
      John Bean Technologies Corporation (b)              68,383        947,788
      Lindsay Corporation                                 17,200        610,084
      Mueller Industries, Inc. (b)                        58,145      1,381,525
      Pall Corporation (b)                                50,000      1,504,000
      Sauer-Danfoss, Inc. (b)                            236,152      1,239,798
      SPX Corporation (b)                                 28,300      1,494,806
      Tennant Company                                      9,986        219,093
      Timken Company (b)                                 120,580      2,457,420
      Titan International, Inc.                           55,413        412,273
      Trinity Industries, Inc.                            63,900        892,044
                                                                   ------------
                                                                     20,048,530
                                                                   ------------
   MARINE - 0.7%
      American Commercial Lines, Inc. (a)                 13,102        204,653
      Diana Shipping, Inc.                                44,200        629,408
      Eagle Bulk Shipping, Inc.                          337,970      1,943,328
      International Shipholding Corporation (b)           37,044      1,074,646
      OceanFreight, Inc.                                  43,500         67,860
      Paragon Shipping, Inc.                              62,600        261,668
      Seaspan Corporation                                  3,200         23,008
      Ultrapetrol (Bahamas) Ltd. (a)                      64,068        288,947
                                                                   ------------
                                                                      4,493,518
                                                                   ------------
   PROFESSIONAL SERVICES - 0.6%
      Acacia Research Corporation (a)                      5,924         46,563
      CDI Corporation                                     15,956        202,641
      Equifax, Inc.                                        7,000        182,350
      First Advantage Corporation (a)                     21,506        349,688
      MPS Group, Inc. (a) (b)                            145,480      1,258,402
      Resources Connection, Inc. (a)                         400          6,040
      Spherion Corporation (a)                            10,203         56,116
      Volt Information Sciences, Inc. (a)                127,313      1,013,411
      VSE Corporation                                        600         17,766
      Watson Wyatt Worldwide, Inc. (b)                    32,400      1,209,816
                                                                   ------------
                                                                      4,342,793
                                                                   ------------
   ROAD & RAIL - 1.1%
      Arkansas Best Corporation                            4,000        113,920
      Avis Budget Group, Inc. (a) (b)                    246,291      2,105,788
      Con-Way, Inc. (b)                                   54,500      2,482,475
      Hertz Global Holdings, Inc. (a)                      3,095         29,217
      Marten Transport Ltd. (a) (b)                       71,877      1,267,910
      Patriot Transportation Holding, Inc. (a)               303         24,264
      Ryder System, Inc.                                  46,900      1,647,597

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 88.6% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 15.0% (CONTINUED)
   ROAD & RAIL - 1.1% (CONTINUED)
      Saia, Inc. (a)                                       2,623   $     47,371
      USA Truck, Inc. (a)                                  3,801         54,773
                                                                   ------------
                                                                      7,773,315
                                                                   ------------
   TRADING COMPANIES & DISTRIBUTORS - 1.2%
      Aceto Corporation                                   12,008         84,416
      Aircastle Ltd. (b)                                 145,904      1,059,263
      Beacon Roofing Supply, Inc. (a) (b)                 94,805      1,589,880
      DXP Enterprises, Inc. (a)                           39,630        401,848
      H&E Equipment Services, Inc. (a)                    89,801        955,483
      Interline Brands, Inc. (a) (b)                     132,176      2,237,740
      Lawson Products, Inc.                                  436          7,325
      TAL International Group, Inc.                       28,177        312,483
      WESCO International, Inc. (a) (b)                   76,908      1,898,858
                                                                   ------------
                                                                      8,547,296
                                                                   ------------
INFORMATION TECHNOLOGY - 19.5%
   COMMUNICATIONS EQUIPMENT - 2.4%
      3Com Corporation (a)                               469,848      1,771,327
      Acme Packet, Inc. (a) (b)                          218,159      2,190,316
      ADC Telecommunications, Inc. (a)                    57,400        417,872
      Alvarion Ltd. (a)                                   20,500         80,770
      Anaren, Inc. (a)                                    32,925        591,991
      Arris Group, Inc. (a)                               72,700        885,486
      Bel Fuse, Inc. - Class B                             5,604        103,002
      Brocade Communications Systems, Inc. (a) (b)       351,453      2,762,421
      Cogo Group, Inc. (a) (b)                           224,591      1,468,825
      CommScope, Inc. (a)                                 40,500      1,036,800
      EMS Technologies, Inc. (a)                          18,450        405,900
      Emulex Corporation (a)                              21,200        193,556
      JDS Uniphase Corporation (a)                        47,300        277,178
      Loral Space & Communications, Inc. (a)               9,655        202,079
      NETGEAR, Inc. (a)                                    1,400         23,814
      Oplink Communications, Inc. (a)                     50,308        639,918
      Opnext, Inc. (a) (b)                               258,428        524,609
      SeaChange International, Inc. (a)                   65,943        603,378
      Tellabs, Inc. (a) (b)                              317,111      1,839,244
      ViaSat, Inc. (a)                                    25,750        695,250
                                                                   ------------
                                                                     16,713,736
                                                                   ------------
   COMPUTERS & PERIPHERALS - 1.0%
      Cray, Inc. (a)                                      42,391        344,215
      Diebold, Inc. (b)                                   47,137      1,306,638
      Isilon Systems, Inc. (a)                            15,400         80,234
      NCR Corporation (a) (b)                             97,200      1,257,768
      Silicon Graphics International Corporation (a)       2,900         14,558
      STEC, Inc. (a)                                      93,168      3,176,097
      Super Micro Computer, Inc. (a)                     104,869        832,660
                                                                   ------------
                                                                      7,012,170
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.2%
      Agilysys, Inc.                                      32,625        153,664

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 88.6% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 19.5% (CONTINUED)
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.2% (CONTINUED)
      Arrow Electronics, Inc. (a) (b)                    123,600   $  3,185,172
      Avnet, Inc. (a) (b)                                 92,100      2,247,240
      Benchmark Electronics, Inc. (a) (b)                101,224      1,599,339
      Checkpoint Systems, Inc. (a)                        39,432        683,356
      CPI International, Inc. (a)                          2,623         25,050
      CTS Corporation                                     32,599        274,809
      Ingram Micro, Inc. - Class A (a) (b)               114,100      1,919,162
      Insight Enterprises, Inc. (a)                       43,302        446,011
      IPG Photonics Corporation (a)                       44,132        473,536
      Jabil Circuit, Inc. (b)                            172,127      1,576,683
      Molex, Inc.                                          1,300         23,088
      MTS Systems Corporation                              1,765         41,460
      Multi-Fineline Electronix, Inc. (a) (b)             77,238      1,760,254
      PC Connection, Inc. (a)                             10,070         57,802
      Rofin-Sinar Technologies, Inc. (a)                  38,149        828,215
      ScanSource, Inc. (a) (b)                            43,743      1,247,988
      SMART Modular Technologies (WWH), Inc. (a)          23,103         68,847
      Spectrum Control, Inc. (a)                           8,276         81,684
      Tech Data Corporation (a) (b)                       59,139      2,065,725
      Technitrol, Inc.                                   144,783      1,051,125
      Trimble Navigation Ltd. (a)                         10,100        239,471
      Vishay Intertechnology, Inc. (a) (b)               332,451      2,363,727
                                                                   ------------
                                                                     22,413,408
                                                                   ------------
   INTERNET SOFTWARE & SERVICES - 1.7%
      Akamai Technologies, Inc. (a)                       58,300        958,452
      Art Technology Group, Inc. (a) (b)                 363,728      1,378,529
      Dice Holdings, Inc. (a)                             41,746        196,206
      EarthLink, Inc. (a) (b)                            140,200      1,184,690
      GigaMedia Ltd. (a)                                 118,916        580,310
      IAC/InterActiveCorporation (a)                      96,900      1,783,929
      LivePerson, Inc. (a)                               173,465        695,595
      ModusLink Global Solutions, Inc. (a)                 6,300         44,919
      Openwave Systems, Inc. (a)                         142,493        373,332
      Rackspace Hosting, Inc. (a) (b)                     19,256        270,354
      RealNetworks, Inc. (a) (b)                         385,153      1,116,944
      SAVVIS, Inc. (a) (b)                               101,609      1,474,347
      SINA Corporation (a)                                   500         16,590
      United Online, Inc.                                 81,413        747,371
      VeriSign, Inc. (a)                                  47,000        960,680
      Web.com Group, Inc. (a)                             26,504        162,734
                                                                   ------------
                                                                     11,944,982
                                                                   ------------
   IT SERVICES - 4.0%
      Acxiom Corporation                                  46,868        452,276
      Broadridge Financial Solutions, Inc. (b)            83,500      1,442,045
      CACI International, Inc. - Class A (a) (b)          52,876      2,442,871
      China Information Security Technology, Inc. (a)      4,900         18,424
      CIBER, Inc. (a)                                     23,000         76,130
      Convergys Corporation (a) (b)                      222,998      2,388,308
      CSG Systems International, Inc. (a)                 11,100        185,148

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 88.6% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 19.5% (CONTINUED)
   IT SERVICES - 4.0% (CONTINUED)
      Genpact Ltd. (a) (b)                               115,318   $  1,616,758
      Hewitt Associates, Inc. - Class A (a) (b)           38,877      1,163,589
      iGATE Corporation (b)                              149,231      1,081,925
      infoGROUP, Inc. (a)                                 86,537        520,953
      Lender Processing Services, Inc. (b)                48,300      1,650,894
      Mantech International Corporation - Class A (a)     19,336      1,030,609
      MAXIMUS, Inc.                                       22,100        941,902
      Metavante Technologies, Inc. (a) (b)                52,400      1,613,920
      Ness Technologies, Inc. (a) (b)                    167,790        892,643
      NeuStar, Inc. - Class A (a) (b)                     66,204      1,501,507
      Online Resources Corporation (a)                     3,487         23,049
      Perot Systems Corporation (a)                        8,400        134,232
      SAIC, Inc. (a)                                         200          3,618
      TeleTech Holdings, Inc. (a) (b)                    205,061      3,428,620
      TNS, Inc. (a)                                       80,043      1,835,386
      Unisys Corporation (a)                             392,500        702,575
      Verifone Holdings, Inc. (a) (b)                    181,060      1,631,351
      Virtusa Corporation (a) (b)                         92,488        861,988
                                                                   ------------
                                                                     27,640,721
                                                                   ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
      Amkor Technology, Inc. (a)                         132,900        831,954
      Applied Micro Circuits Corporation (a)             107,395        928,967
      Atheros Communications, Inc. (a)                    57,332      1,433,300
      Atmel Corporation (a) (b)                          355,905      1,484,124
      Cohu, Inc.                                             600          7,278
      Cree, Inc. (a)                                      28,100        900,886
      Cymer, Inc. (a)                                     31,400      1,074,194
      Entegris, Inc. (a)                                 179,274        668,692
      Entropic Communications, Inc. (a)                   83,862        264,165
      Fairchild Semiconductor International, Inc. (a)     56,500        498,895
      FormFactor, Inc. (a)                                 2,900         66,845
      Integrated Device Technology, Inc. (a) (b)         261,900      1,773,063
      Intellon Corporation (a)                            16,000         73,600
      Kopin Corporation (a)                               57,339        227,636
      Lattice Semiconductor Corporation (a)               29,400         64,974
      LSI Logic Corporation (a)                          134,800        698,264
      NVE Corporation (a)                                 14,947        803,102
      OmniVision Technologies, Inc. (a)                    7,900        104,517
      Pericom Semiconductor Corporation (a)               16,721        158,850
      Photronics, Inc. (a)                               126,557        646,706
      RF Micro Devices, Inc. (a) (b)                     599,651      3,118,185
      Semitool, Inc. (a)                                   5,632         33,342
      Sigma Designs, Inc. (a)                             61,607        996,185
      Skyworks Solutions, Inc. (a)                        16,000        193,280
      Standard Microsystems Corporation (a)                5,700        132,240
      Teradyne, Inc. (a)                                  54,000        425,520
      Tessera Technologies, Inc. (a) (b)                 104,282      2,929,281
      Triquint Semiconductor, Inc. (a) (b)               361,751      2,597,372
      Verigy Ltd. (a)                                      2,000         26,580

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 88.6% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 19.5% (CONTINUED)
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4% (CONTINUED)
      Zoran Corporation (a)                               12,400   $    142,848
                                                                   ------------
                                                                     23,304,845
                                                                   ------------
   SOFTWARE - 3.8%
      American Software, Inc. - Class A                    2,150         13,782
      ANSYS, Inc. (a) (b)                                 68,659      2,146,280
      Ariba, Inc. (a) (b)                                101,700      1,068,867
      AsiaInfo Holdings, Inc. (a)                          4,600         88,642
      Blackbaud, Inc.                                     13,325        249,177
      Cadence Design Systems, Inc. (a)                    25,400        149,860
      Compuware Corporation (a) (b)                      239,963      1,758,929
      Deltek, Inc. (a)                                    18,506        114,922
      Double-Take Software, Inc. (a)                      34,153        297,131
      Ebix, Inc. (a) (b)                                  39,213      1,626,555
      Epiq Systems, Inc. (a)                              42,188        677,117
      FalconStor Software, Inc. (a)                       13,800         73,830
      i2 Technologies, Inc. (a) (b)                       84,664      1,139,577
      JDA Software Group, Inc. (a) (b)                    61,429      1,266,052
      Kenexa Corporation (a)                              47,764        582,721
      Lawson Software, Inc. (a) (b)                      185,003      1,098,918
      MICROS Systems, Inc. (a)                             9,300        254,727
      Monotype Imaging Holdings, Inc. (a)                 45,013        327,695
      Net 1 UEPS Technologies, Inc. (a)                   15,500        261,330
      NetScout Systems, Inc. (a) (b)                     141,107      1,404,015
      Novell, Inc. (a) (b)                               327,719      1,500,953
      Nuance Communications, Inc. (a)                    152,400      2,011,680
      PROS Holdings, Inc. (a)                            114,049        896,425
      Quest Software, Inc. (a) (b)                        97,714      1,440,304
      Radiant Systems, Inc. (a)                           20,485        206,079
      S1 Corporation (a) (b)                             193,631      1,372,844
      Sourcefire, Inc. (a) (b)                           100,270      1,768,763
      Symyx Technologies, Inc. (a)                        46,613        323,028
      Synopsys, Inc. (a) (b)                              70,711      1,412,806
      TIBCO Software, Inc. (a)                            47,400        413,802
      TiVo, Inc. (a)                                      38,300        392,575
                                                                   ------------
                                                                     26,339,386
                                                                   ------------
MATERIALS - 9.6%
   CHEMICALS - 5.6%
      A. Schulman, Inc.                                   24,436        520,731
      Albemarle Corporation (b)                           66,177      1,966,119
      Ashland, Inc. (b)                                   95,746      3,173,022
      Balchem Corporation                                 13,600        377,400
      Cabot Corporation (b)                              101,887      1,864,532
      Celanese Corporation - Series A (b)                103,200      2,652,240
      Cytec Industries, Inc.                              38,493        966,174
      FMC Corporation                                      4,200        204,288
      Gentek, Inc. (a)                                     9,698        230,134
      Hawkins, Inc.                                       50,086        939,613
      Huntsman Corporation (b)                           559,602      3,435,956
      Innophos Holdings, Inc. (b)                        117,846      2,213,148

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 88.6% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
MATERIALS - 9.6% (CONTINUED)
   CHEMICALS - 5.6% (CONTINUED)
      Innospec, Inc.                                      14,130   $    168,712
      LSB Industries, Inc. (a) (b)                        61,991      1,100,960
      Lubrizol Corporation (b)                            44,498      2,577,769
      Methanex Corporation                                 2,900         47,647
      Minerals Technologies, Inc.                          2,626        114,152
      Nalco Holding Company (b)                          100,875      1,784,479
      NewMarket Corporation (b)                           25,603      1,936,867
      NL Industries, Inc.                                  5,932         40,516
      OMNOVA Solutions, Inc. (a) (b)                     286,518      1,607,366
      PolyOne Corporation (a)                             63,030        270,399
      Quaker Chemical Corporation                         14,550        261,900
      Rockwood Holdings, Inc. (a) (b)                    106,767      1,913,265
      RPM International, Inc. (b)                        138,998      2,218,408
      ShengdaTech, Inc. (a)                               10,600         55,014
      Solutia, Inc. (a) (b)                              295,356      2,640,483
      Stepan Company (b)                                  25,767      1,153,846
      Terra Industries, Inc. (b)                          74,800      2,181,168
      Valspar Corporation (The)                           10,300        260,796
                                                                   ------------
                                                                     38,877,104
                                                                   ------------
   CONTAINERS & PACKAGING - 1.8%
      AEP Industries, Inc. (a)                            12,452        397,343
      Bemis Company, Inc. (b)                             89,300      2,350,376
      Boise, Inc. (a)                                     50,950        121,261
      BWAY Holding Company (a) (b)                        79,367      1,261,935
      Myers Industries, Inc.                              13,889        136,668
      Packaging Corporation of America (b)                93,023      1,829,763
      Pactiv Corporation (a) (b)                          57,400      1,445,332
      Rock-Tenn Company - Class A (b)                     33,800      1,519,648
      Sealed Air Corporation                              47,000        864,330
      Sonoco Products Company (b)                         60,642      1,605,800
      Temple-Inland, Inc.                                 31,700        496,422
                                                                   ------------
                                                                     12,028,878
                                                                   ------------
   METALS & MINING - 1.5%
      ASA Ltd.                                            13,320        869,796
      Carpenter Technology Corporation                    13,500        252,315
      Coeur d'Alene Mines Corporation (a)                159,723      2,268,067
      Commercial Metals Company                           21,000        347,340
      Eldorado Gold Corporation (a)                       20,300        203,000
      General Steel Holdings, Inc. (a)                     3,100         14,725
      Golden Star Resources Ltd. (a)                     170,200        416,990
      Hecla Mining Company (a)                           840,952      2,648,999
      IAMGOLD Corporation                                 17,400        183,744
      Ivanhoe Mines Ltd. (a)                              19,900        160,394
      Kaiser Aluminum Corporation                          3,137        103,709
      Minefinders Corporation Ltd. (a)                     3,500         31,290
      Northern Dynasty Minerals Ltd. (a)                   4,400         31,944
      NovaGold Resources, Inc. (a)                        23,500         95,645
      Olympic Steel, Inc.                                 10,209        260,431
      Pan American Silver Corporation (a)                  8,100        159,651

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 88.6% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
MATERIALS - 9.6% (CONTINUED)
   METALS & MINING - 1.5% (CONTINUED)
      Reliance Steel & Aluminum Company                   33,700   $  1,136,027
      RTI International Metals, Inc. (a)                   5,000         88,800
      Silver Wheaton Corporation (a)                         500          4,590
      Sutor Technology Group Ltd. (a)                     31,291        127,980
      US Gold Corporation (a)                            388,303      1,149,377
                                                                   ------------
                                                                     10,554,814
                                                                   ------------
   PAPER & FOREST PRODUCTS - 0.7%
      Buckeye Technologies, Inc (a)                       20,003        127,019
      Clearwater Paper Corporation (a) (b)                38,644      1,548,465
      KapStone Paper & Packaging Corporation (a)          22,174        111,757
      MeadWestvaco Corporation (b)                        89,000      1,734,610
      Schweitzer-Mauduit International, Inc. (b)          41,140      1,345,278
                                                                   ------------
                                                                      4,867,129
                                                                   ------------
TELECOMMUNICATION SERVICES - 0.9%
   DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
      Alaska Communications Systems Group, Inc.           39,107        289,783
      Atlantic Tele-Network, Inc. (b)                     29,216      1,225,027
      Clearwire Corporation (a)                            4,200         34,020
      Level 3 Communications, Inc. (a)                   115,000        141,450
      SureWest Communications (a)                          9,647        123,578
                                                                   ------------
                                                                      1,813,858
                                                                   ------------
   WIRELESS TELECOMMUNICATION SERVICES - 0.7%
      Centennial Communications Corporation (a)          117,900        904,293
      iPCS, Inc. (a)                                       9,535        171,725
      NII Holdings, Inc. (a) (b)                          83,400      1,919,868
      NTELOS Holdings Corporation (b)                     64,405        997,634
      SBA Communications Corporation - Class A (a)         8,400        219,156
      Shenandoah Telecommunications Company                8,089        164,692
      Telephone & Data Systems, Inc.                       9,400        241,956
                                                                   ------------
                                                                      4,619,324
                                                                   ------------
UTILITIES - 3.9%
   ELECTRIC UTILITIES - 0.7%
      Central Vermont Public Service Corporation           6,473        119,362
      El Paso Electric Company (a) (b)                    94,938      1,434,513
      NV Energy, Inc. (b)                                143,870      1,654,505
      Pepco Holdings, Inc. (b)                            78,700      1,131,706
      Unitil Corporation (b)                               6,566        135,523
      Westar Energy, Inc.                                 12,500        245,875
                                                                   ------------
                                                                      4,721,484
                                                                   ------------
   GAS UTILITIES - 1.9%
      AGL Resources, Inc. (b)                             74,452      2,503,076
      Atmos Energy Corporation (b)                        59,828      1,624,928
      Energen Corporation (b)                             44,150      1,824,278
      Laclede Group, Inc. (The) (b)                       30,707      1,030,834
      ONEOK, Inc. (b)                                     74,639      2,470,551
      Southwest Gas Corporation (b)                       76,300      1,847,986
      UGI Corporation (b)                                 56,452      1,492,591
                                                                   ------------
                                                                     12,794,244
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 88.6% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
UTILITIES - 3.9% (CONTINUED)
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4%
      Dynegy, Inc. (a)                                   646,400   $  1,299,264
      RRI Energy, Inc. (a) (b)                           325,080      1,739,178
                                                                   ------------
                                                                      3,038,442
                                                                   ------------
   MULTI-UTILITIES - 0.9%
      Alliant Energy Corporation (b)                      57,377      1,500,982
      MDU Resources Group, Inc. (b)                       46,000        925,980
      NiSource, Inc. (b)                                 129,500      1,669,255
      OGE Energy Corporation                               8,300        249,830
      TECO Energy, Inc. (b)                              116,835      1,576,104
      Vectren Corporation                                  4,760        116,906
                                                                   ------------
                                                                      6,039,057
                                                                   ------------
   WATER UTILITIES - 0.0%
      York Water Company (b)                               3,204         55,461
                                                                   ------------

TOTAL COMMON STOCKS (Cost $526,394,411)                            $614,092,287
                                                                   ------------

--------------------------------------------------------------------------------
CLOSED-END FUNDS - 7.9%                                   SHARES       VALUE
--------------------------------------------------------------------------------
40/86 Strategic Income Fund                                9,963   $     72,431
Adams Express Company (The)                               54,723        506,735
Advent/Claymore Convertible Securities & Income Fund      28,014        378,189
Advent/Claymore Global Convertible Securities &
   Income Fund                                            54,005        381,815
Alliance New York Municipal Income Fund, Inc.              2,423         31,136
American Select Portfolio, Inc.                              100          1,087
American Strategic Income Portfolio, Inc.                  2,505         25,551
American Strategic Income Portfolio, Inc. III             27,296        244,845
Asia Tigers Fund, Inc. (a)                                   100          1,805
Bancroft Fund Ltd.                                         1,100         15,334
BlackRock California Insured Municipal Income Trust        1,757         21,875
BlackRock California Municipal Bond Trust                  5,344         69,472
BlackRock California Municipal Income Trust II             4,029         48,751
BlackRock Defined Opportunity Credit Trust                28,055        297,102
BlackRock Dividend Achievers Trust                        76,009        599,711
BlackRock Florida Municipal 2020 Term Trust                2,428         29,889
BlackRock High Income Shares                              77,340        123,744
BlackRock Income Trust                                    10,000         62,900
BlackRock Insured Municipal Income Investment Trust        2,492         31,250
BlackRock Investment Quality Municipal Income Trust        1,400         14,070
BlackRock Long-Term Municipal Advantage Trust              2,398         22,182
BlackRock Muni Intermediate Duration Fund, Inc.           23,575        296,338
BlackRock Muni New York Intermediate Duration
   Fund, Inc.                                              6,857         79,541
BlackRock Municipal Bond Investment Trust                    900         11,592
BlackRock MuniEnhanced Fund, Inc.                          7,974         74,158
BlackRock MuniHoldings Insured Fund II, Inc.               8,051         91,781
BlackRock MuniHoldings Insured Fund, Inc.                  2,908         33,093
BlackRock MuniHoldings Insured Investment Fund               100          1,215
BlackRock MuniHoldings New Jersey Insured Fund, Inc.       2,400         32,112

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
CLOSED-END FUNDS - 7.9% (CONTINUED)                       SHARES       VALUE
--------------------------------------------------------------------------------
BlackRock MuniYield California Fund, Inc.                 11,233   $    139,739
BlackRock MuniYield California Insured Fund, Inc.         31,831        384,518
BlackRock MuniYield Insured Investment Fund                6,602         77,904
BlackRock MuniYield Investment Fund                       10,577        123,962
BlackRock MuniYield Michigan Insured Fund II, Inc.        12,631        146,267
BlackRock MuniYield Michigan Insured Fund, Inc.           24,847        304,376
BlackRock MuniYield New Jersey Fund, Inc.                  5,550         74,869
BlackRock MuniYield New Jersey Insured Fund, Inc.          3,820         48,972
BlackRock MuniYield New York Insured Fund, Inc.           48,997        556,606
BlackRock MuniYield Pennsylvania Insured Fund             17,197        221,325
BlackRock MuniYield Quality Fund II, Inc.                  5,478         59,108
BlackRock MuniYield Quality Fund, Inc.                    20,758        266,948
BlackRock New York Municipal Bond Trust                      400          5,880
BlackRock Pennsylvania Strategic Municipal Trust           1,501         16,751
BlackRock Preferred & Corporate Income Strategies
   Fund, Inc.                                                100            765
BlackRock Preferred & Equity Advantage Trust               1,045         11,025
BlackRock Real Asset Equity Trust                            100          1,005
BlackRock S&P Quality Rankings Global Equity
   Managed Trust                                           2,400         27,144
BlackRock Strategic Dividend Achievers Trust              36,757        301,407
Blue Chip Value Fund, Inc.                                53,492        151,917
Boulder Growth & Income Fund, Inc.                        39,240        193,061
Boulder Total Return Fund, Inc.                            7,145         76,666
Calamos Global Dynamic Income Fund                       189,247      1,330,406
Calamos Strategic Total Return Fund                       73,075        577,293
Central Europe & Russia Fund, Inc. (The)                   5,688        150,163
Central Securities Corporation                            12,285        200,246
Chartwell Dividend and Income Fund, Inc.                  29,467        101,072
Chile Fund, Inc.                                             100          1,588
China Fund, Inc.                                             100          2,290
Claymore Dividend & Income Fund                           18,666        219,512
Clough Global Allocation Fund                             12,033        162,927
Clough Global Equity Fund                                 17,744        229,252
Clough Global Opportunities Fund                          74,708        874,831
Cohen & Steers Advantage Income Realty Fund, Inc.          8,440         37,727
Cohen & Steers Dividend Majors Fund, Inc.                 40,315        362,432
Cohen & Steers Premium Income Realty Fund, Inc.           46,805        190,964
Cohen & Steers Quality Income Realty Fund, Inc.           17,756         81,145
Cohen & Steers REIT and Preferred Income Fund, Inc.       24,512        203,450
Cohen & Steers REIT and Utility Income Fund, Inc.        190,207      1,525,460
Cohen & Steers Select Utility Fund, Inc.                  48,388        640,173
Cohen & Steers Total Return Realty Fund, Inc.                100            805
DCA Total Return Fund                                     59,599        104,298
DCW Total Return Fund                                     26,372         95,467
Delaware Investments Arizona Municipal Income
   Fund, Inc.                                              1,100         12,584
Delaware Investments Colorado Municipal Income
   Fund, Inc.                                              2,442         30,281
Delaware Investments Global Dividend and Income
   Fund, Inc.                                                100            588
Delaware Investments Minnesota Municipal Income
   Fund II                                                14,701        178,617
Denali Fund (The)                                          3,550         42,281
Diamond Hill Financial Trends Fund, Inc.                  14,617         99,103
Dreyfus High Yield Strategies Fund                           100            333
Dreyfus Municipal Income, Inc.                             4,927         40,204

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
CLOSED-END FUNDS - 7.9% (CONTINUED)                       SHARES       VALUE
--------------------------------------------------------------------------------
DTF Tax-Free Income, Inc.                                  4,409   $     60,624
DWS Dreman Value Income Edge Fund, Inc.                  239,077      1,147,570
DWS Global Commodities Stock Fund, Inc. (a)                  100            763
DWS Global High Income Fund, Inc.                         29,278        197,041
DWS Multi-Market Income Trust                                100            749
DWS Municipal Income Trust                                 5,000         52,200
DWS RREEF Real Estate Fund II, Inc.                       80,346         49,815
DWS RREEF Real Estate Fund, Inc.                          38,956         89,209
DWS RREEF World Real Estate & Tactical Strategies
   Fund, Inc.                                             49,247        313,211
DWS Strategic Income Trust                                 2,790         28,012
Eagle Capital Growth Fund, Inc.                              100            475
Eaton Vance California Municipal Income Trust                100          1,107
Eaton Vance Floating-Rate Income Trust                       100          1,202
Eaton Vance Insured Michigan Municipal Bond Fund             300          4,065
Eaton Vance Michigan Municipal Income Trust                3,282         37,710
Eaton Vance Pennsylvania Municipal Income Trust              868         10,121
Eaton Vance Senior Income Trust                          110,296        551,480
Eaton Vance Short Duration Diversified Income Fund        18,772        280,829
Eaton Vance Tax-Advantaged Dividend Income Fund              100          1,368
Eaton Vance Tax-Advantaged Global Dividend
   Income Fund                                               100          1,202
Ellsworth Fund Ltd.                                       11,516         66,908
Emerging Markets Telecommunications Fund, Inc.               100          1,648
Equus Total Return, Inc.                                   8,214         26,449
European Equity Fund, Inc. (The)                           8,726         52,181
Evergreen Global Dividend Opportunity Fund                12,271        117,065
Evergreen International Balanced Income Fund                 100          1,334
Evergreen Multi-Sector Income Fund                           200          2,626
First Israel Fund, Inc.                                      100          1,307
First Opportunity Fund, Inc.                              17,542         95,428
First Trust Enhanced Equity Income Fund                   47,267        451,400
First Trust Specialty Finance & Finance
   Opportunities Fund                                      5,402         26,794
First Trust Strategic High Income Fund                    35,898        104,104
First Trust Strategic High Income Fund II                114,647        488,396
First Trust Strategic High Income Fund III                 1,700          6,035
First Trust/Aberdeen Global Opportunity Fund                 900         12,600
First Trust/Four Corners Senior Floating Rate
   Income Fund                                             9,266         97,756
First Trust/Four Corners Senior Floating Rate
   Income Fund II                                         78,905        835,604
Flaherty & Crumrine/Claymore Total Return Fund, Inc.       3,000         32,970
Fort Dearborn Income Securities, Inc.                      7,908        111,898
Foxby Corporation (a)                                      1,100          1,050
Franklin Templeton Limited Duration Income Trust             600          6,660
Franklin Universal Trust                                  26,800        134,000
Gabelli Dividend & Income Trust                          178,261      1,992,958
Gabelli Global Deal Fund (The)                            12,207        172,851
Gabelli Global Multimedia Trust, Inc.                     20,162        101,415
Gabelli Healthcare & WellnessRx Trust (The)               15,267         85,037
General American Investors Company, Inc.                     100          2,111
Global Income & Currency Fund, Inc.                       19,246        271,561
Global Income Fund                                         1,500          4,560
Greater China Fund, Inc. (a)                              23,464        292,361
H&Q Healthcare Investors (a)                              49,115        561,876

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
CLOSED-END FUNDS - 7.9% (CONTINUED)                       SHARES       VALUE
--------------------------------------------------------------------------------
H&Q Life Sciences Investors (a)                           53,154   $    485,296
Helios Advantage Income Fund, Inc.                        34,854         43,916
Helios High Income Fund, Inc.                             30,203         38,056
Helios Multi-Sector High Income Fund, Inc.                26,219         22,811
Highland Credit Strategies Fund                          183,205        963,658
ING Prime Rate Trust                                     159,343        720,230
Insured Municipal Income Fund                              4,000         50,920
Investment Grade Municipal Income Fund                       100          1,291
JF China Region Fund, Inc. (a)                             1,400         18,032
John Hancock Bank and Thrift Opportunity Fund            106,175      1,384,522
John Hancock Patriot Premium Dividend Fund II                100            860
John Hancock Tax-Advantaged Dividend Income Fund             100          1,167
Korea Equity Fund, Inc.                                      100            795
Latin America Discovery Fund, Inc.                           100          1,336
Latin America Equity Fund, Inc.                              100          3,060
Lazard Global Total Return & Income Fund, Inc.            13,639        180,308
Lazard World Dividend & Income Fund, Inc.                 17,767        169,142
Liberty All-Star Equity Fund                             297,414      1,150,992
Liberty All-Star Growth Fund, Inc.                        84,308        246,179
LMP Capital and Income Fund, Inc.                         89,199        793,871
LMP Corporate Loan Fund, Inc.                             27,981        250,710
Macquarie Global Infrastructure Total Return
   Fund, Inc.                                             67,889        920,575
Macquarie/First Trust Global Infrastructure/
   Utilities Dividend & Income Fund                       26,500        280,370
Madison Strategic Sector Premium Fund                     12,916        144,788
Madison/Claymore Covered Call & Equity Strategy Fund      22,084        170,268
Malaysia Fund, Inc.                                        8,200         57,154
Managed High Yield Plus Fund, Inc.                         1,253          2,067
Massachusetts Health & Education Tax-Exempt Trust            290          3,320
MBIA Capital/Claymore Managed Duration Investment
   Grade Municipal Fund                                    1,902         22,577
Mexico Equity and Income Fund, Inc. (The)                 10,259         62,375
Mexico Fund, Inc. (The)                                      100          1,911
MFS InterMarket Income Trust I                               100            763
MFS Intermediate High Income Fund                          1,800          3,978
MFS Multimarket Income Trust                                 646          3,818
Montgomery Street Income Securities, Inc.                  4,626         67,262
Morgan Stanley Asia-Pacific Fund, Inc. (a)                   100          1,396
Morgan Stanley California Insured Municipal
   Income Trust                                           12,221        145,919
Morgan Stanley California Quality Municipal
   Securities                                              9,570        106,418
Morgan Stanley China A Shares Fund, Inc.                   5,801        205,181
Morgan Stanley Eastern Europe Fund, Inc. (a)                 100          1,215
Morgan Stanley Emerging Markets Debt Fund, Inc.           51,040        446,090
Morgan Stanley Emerging Markets Domestic Debt
   Fund, Inc.                                             18,816        252,887
Morgan Stanley Frontier Emerging Markets Fund (a)            100          1,122
Morgan Stanley Global Opportunity Bond Fund, Inc.          7,426         44,853
Morgan Stanley Income Securities, Inc.                     1,459         22,906
Morgan Stanley Insured California Municipal
   Securities                                              3,288         41,100
Morgan Stanley Insured Municipal Bond Trust                2,513         31,463
Morgan Stanley Insured Municipal Income Trust              7,260         95,324
Morgan Stanley Insured Municipal Securities                3,475         44,584

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
CLOSED-END FUNDS - 7.9% (CONTINUED)                       SHARES       VALUE
--------------------------------------------------------------------------------
Morgan Stanley Insured Municipal Trust                     8,385   $    105,735
Morgan Stanley Municipal Premium Income Trust              3,311         24,104
Morgan Stanley New York Quality Municipal Securities       1,889         23,726
Morgan Stanley Quality Municipal Income Trust              7,994         89,213
Morgan Stanley Quality Municipal Investment Trust          3,486         40,647
Morgan Stanley Quality Municipal Securities                9,099        110,917
Neuberger Berman California Intermediate
   Municipal Fund, Inc.                                    5,581         70,544
Neuberger Berman Dividend Advantage Fund, Inc.                36            300
Neuberger Berman Income Opportunity Fund, Inc.             4,501         22,280
Neuberger Berman Intermediate Municipal Fund, Inc.         2,300         29,831
Neuberger Berman New York Intermediate Municipal
   Fund, Inc.                                              2,583         32,572
Neuberger Berman Real Estate Securities Income
   Fund, Inc.                                             16,303         36,193
New Germany Fund, Inc. (The)                               8,959         86,006
New Ireland Fund, Inc. (The)                              18,284        119,395
NFJ Dividend, Interest & Premium Strategy Fund           157,384      1,987,760
Nicholas-Applegate Equity & Convertible Income Fund            6             89
Nuveen Arizona Dividend Advantage Municipal Fund 2           242          3,032
Nuveen Arizona Dividend Advantage Municipal Fund 3         1,970         23,108
Nuveen Arizona Premium Income Municipal Fund                 700          8,603
Nuveen California Dividend Advantage Municipal Fund        5,735         67,100
Nuveen California Dividend Advantage Municipal
   Fund 2                                                  2,600         31,876
Nuveen California Investment Quality Municipal Fund        9,275        110,651
Nuveen California Municipal Market Opportunity Fund        3,067         37,325
Nuveen California Performance Plus Municipal
   Fund, Inc.                                             12,774        150,861
Nuveen California Premium Income Municipal Fund            4,133         47,406
Nuveen California Quality Income Municipal Fund              100          1,285
Nuveen California Select Quality Municipal Fund, Inc.      3,952         48,610
Nuveen California Select Tax-Free Income Portfolio         1,318         17,226
Nuveen Connecticut Premium Income Municipal Fund             100          1,342
Nuveen Core Equity Alpha Fund                             41,491        431,921
Nuveen Diversified Dividend and Income Fund               47,746        381,968
Nuveen Floating Rate Income Fund                          78,564        657,581
Nuveen Floating Rate Income Opportunity Fund              31,036        259,151
Nuveen Florida Investment Quality Municipal Fund          20,282        247,643
Nuveen Florida Quality Income Municipal Fund              13,677        171,099
Nuveen Georgia Dividend Advantage Municipal Fund 2         4,843         58,891
Nuveen Georgia Premium Income Municipal Fund                 656          8,423
Nuveen Insured California Dividend Advantage
   Municipal Fund                                            100          1,288
Nuveen Insured California Premium Income
   Municipal Fund                                          7,101         90,893
Nuveen Insured California Tax-Free Advantage
   Municipal Fund                                          6,200         76,322
Nuveen Insured Dividend Advantage Municipal Fund           4,479         60,108
Nuveen Insured Florida Premium Income Municipal Fund       8,259        106,954
Nuveen Insured Florida Tax Free Advantage
   Municipal Fund                                            950         11,980
Nuveen Insured Municipal Opportunity Fund, Inc.           11,873        150,550
Nuveen Insured New York Dividend Advantage
   Municipal Fund                                          8,690        114,013
Nuveen Insured New York Premium Income
   Municipal Fund                                          6,230         82,423
Nuveen Insured New York Tax Free Advantage
   Municipal Fund                                          1,936         25,846
Nuveen Insured Premium Income Municipal Fund 2             5,400         62,910
Nuveen Insured Tax-Free Advantage Municipal Fund          12,788        166,883
Nuveen Investment Quality Municipal Fund, Inc.               100          1,286
Nuveen Michigan Dividend Advantage Municipal Fund          2,825         34,437

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
CLOSED-END FUNDS - 7.9% (CONTINUED)                       SHARES       VALUE
--------------------------------------------------------------------------------
Nuveen Michigan Premium Income Municipal Fund, Inc.        6,291   $     75,240
Nuveen Michigan Quality Income Municipal Fund, Inc.       11,227        139,327
Nuveen Multi-Currency Short-Term Government
   Income Fund                                               100          1,587
Nuveen Multi-Strategy Income and Growth Fund              90,053        548,423
Nuveen Multi-Strategy Income and Growth Fund 2 (b)       206,290      1,299,627
Nuveen New Jersey Dividend Advantage Municipal Fund        1,200         14,964
Nuveen New Jersey Dividend Advantage Municipal Fund 2        299          3,735
Nuveen New Jersey Investment Quality Municipal
   Fund, Inc.                                              3,000         37,530
Nuveen New Jersey Premium Income Municipal Fund, Inc.      8,201        107,597
Nuveen New York Dividend Advantage Municipal Fund          6,032         76,727
Nuveen New York Dividend Advantage Municipal Fund 2        6,192         78,329
Nuveen New York Investment Quality Municipal Fund          4,424         58,972
Nuveen New York Municipal Value Fund                         100            934
Nuveen New York Performance Plus Municipal Fund, Inc.      4,673         64,114
Nuveen New York Quality Income Municipal Fund, Inc.       16,926        218,853
Nuveen New York Select Quality Municipal Fund, Inc.       15,375        201,412
Nuveen North Carolina Premium Income Municipal Fund          318          4,217
Nuveen Ohio Dividend Advantage Municipal Fund                909         11,881
Nuveen Ohio Dividend Advantage Municipal Fund 2            2,429         30,605
Nuveen Ohio Dividend Advantage Municipal Fund 3              189          2,525
Nuveen Ohio Quality Income Municipal Fund                  7,131         99,121
Nuveen Pennsylvania Dividend Advantage Municipal Fund      3,500         42,420
Nuveen Pennsylvania Dividend Advantage Municipal
   Fund 2                                                  3,767         47,841
Nuveen Pennsylvania Investment Quality Municipal Fund     16,563        207,866
Nuveen Pennsylvania Premium Income Municipal Fund 2       11,265        131,350
Nuveen Performance Plus Municipal Fund                    11,835        154,683
Nuveen Premier Insured Municipal Income Fund, Inc.           700          9,226
Nuveen Premier Municipal Income Fund, Inc.                11,360        138,819
Nuveen Premium Income Municipal Fund                      55,667        686,374
Nuveen Premium Income Municipal Fund 2                       129          1,634
Nuveen Premium Income Municipal Fund 4                     3,050         34,099
Nuveen Tax-Advantaged Dividend Growth Fund                29,827        293,498
Nuveen Tax-Advantaged Total Return Strategy Fund             100            916
Old Mutual Claymore Long-Short Fund                       68,605        539,921
Petroleum & Resources Corporation                         27,566        599,560
Putnam Managed Municipal Income Trust                     19,540        119,976
Putnam Premier Income Trust                                  100            536
RENN Global Entrepreneurs Fund                             4,300         10,793
Rivus Bond Fund                                           31,455        485,036
RMR Asia Pacific Real Estate Fund                          5,612         95,968
RMR Real Estate Income Fund                                2,256         34,266
Royce Focus Trust, Inc.                                      100            544
Royce Micro-Cap Trust, Inc.                               96,485        628,117
Royce Value Trust, Inc.                                  216,184      1,986,731
Seligman LaSalle International Real Estate Fund, Inc.      6,963         45,120
Source Capital, Inc.                                         200          7,742
Spain Fund, Inc. (The)                                     1,426          8,898
Strategic Global Income Fund, Inc.                        11,388        107,958
SunAmerica Focused Alpha Growth Fund, Inc.                55,666        607,316
SunAmerica Focused Alpha Large-Cap Fund, Inc.             23,885        264,885
Swiss Helvetia Fund, Inc. (The)                            3,075         32,011

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
CLOSED-END FUNDS - 7.9% (CONTINUED)                       SHARES       VALUE
--------------------------------------------------------------------------------
Taiwan Fund, Inc.                                         13,902   $    178,641
Taiwan Greater China Fund (The) (a)                        2,800         15,064
TCW Strategic Income Fund, Inc.                            2,990         11,661
Templeton Dragon Fund, Inc.                               18,727        485,029
Thai Fund, Inc. (The)                                     32,678        258,483
Transamerica Income Shares, Inc.                           3,899         70,650
Tri-Continental Corporation                                  100          1,064
TS&W/Claymore Tax-Advantaged Balanced Fund                13,878        117,547
Van Kampen Bond Fund                                         100          1,769
Van Kampen Dynamic Credit Opportunities Fund                 100          1,000
Van Kampen Ohio Quality Municipal Trust                    4,678         61,141
Van Kampen Pennsylvania Value Municipal Income Trust      15,847        185,093
Van Kampen Senior Income Trust                               100            359
Western Asset Emerging Markets Debt Fund, Inc.            53,853        839,568
Western Asset Emerging Markets Floating Rate
   Fund, Inc.                                              5,987         59,211
Western Asset Emerging Markets Income Fund, Inc.          18,065        197,450
Western Asset Global High Income Fund, Inc.               18,375        180,259
Western Asset Inflation Management Fund, Inc.                300          4,710
Western Asset Managed Municipals Fund, Inc.               36,514        412,608
Western Asset Municipal Partners Fund, Inc.                6,507         81,338
Western Asset Variable Rate Strategic Fund, Inc.           2,300         28,911
Western Asset Worldwide Income Fund, Inc.                 38,817        431,645
Western Asset/Claymore Inflation-Linked
   Opportunities & Income Fund                               100          1,144
Zweig Fund, Inc.                                         315,358        936,613
                                                                   ------------
TOTAL CLOSED-END FUNDS (Cost $50,652,452)                          $ 54,473,032
                                                                   ------------

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 0.1%                                 SHARES       VALUE
--------------------------------------------------------------------------------
UMB Money Market Fiduciary, 0.05% (c) (Cost $836,713)    836,713   $    836,713
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 96.6% (Cost $577,883,576)             $669,402,032

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.4%                         23,489,682
                                                                   ------------

NET ASSETS - 100.0%                                                $692,891,714
                                                                   ============

ADR - American Depositary Receipt.

(a)   Non-income producing security.
(b) All or a portion of the shares have been committed as collateral for open short positions.
(c) Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2009.

See accompanying notes to schedules of investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
JULY 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 64.2%                                     SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 15.6%
   AUTO COMPONENTS - 1.2%
      Drew Industries, Inc. (a)                           43,537   $    835,475
      Exide Technologies (a)                             112,457        547,666
      Federal Mogul Corporation (a)                       25,000        353,250
      Fuel Systems Solutions, Inc. (a)                    62,500      1,567,500
      Gentex Corporation                                 108,900      1,630,233
      Goodyear Tire & Rubber Company (The) (a)            82,700      1,407,554
      Raser Technologies, Inc. (a)                       212,610        476,246
      Superior Industries International, Inc.             62,773        990,558
      Tenneco Automotive, Inc. (a)                        13,900        224,763
      TRW Automotive Holdings Corporation (a)             32,100        540,243
                                                                   ------------
                                                                      8,573,488
                                                                   ------------
   AUTOMOBILES - 0.3%
      Thor Industries, Inc.                               43,200      1,032,912
      Winnebago Industries, Inc.                          77,230        812,460
                                                                   ------------
                                                                      1,845,372
                                                                   ------------
   DIVERSIFIED CONSUMER SERVICES - 0.8%
      Capella Education Company (a)                       15,301        984,772
      Coinstar, Inc. (a)                                  30,100      1,000,223
      Grand Canyon Education, Inc. (a)                    15,893        278,286
      Home Solutions of America, Inc. (a)                 95,563          3,823
      ITT Educational Services, Inc. (a)                   1,900        184,965
      K12, Inc. (a)                                       42,891        805,064
      Sotheby's Holdings, Inc. - Class A                 104,100      1,568,787
      Spectrum Group International, Inc. (a)              24,300         63,180
      Stewart Enterprises, Inc. - Class A                169,730        829,980
      Universal Technical Institute, Inc. (a)              9,600        152,352
                                                                   ------------
                                                                      5,871,432
                                                                   ------------
   HOTELS, RESTAURANTS & LEISURE - 3.1%
      BJ's Restaurants, Inc. (a)                          56,998        916,528
      Buffalo Wild Wings, Inc. (a)                        21,722        876,483
      California Pizza Kitchen, Inc. (a)                 106,358      1,754,907
      Cheesecake Factory, Inc. (The) (a)                  51,300        993,681
      Chipotle Mexican Grill, Inc. (a)                    12,542      1,176,816
      Cracker Barrel Old Country Store, Inc.               7,580        218,759
      DineEquity, Inc.                                    29,000        716,590
      Gaylord Entertainment Company (a)                   60,020        856,485
      Jack in the Box, Inc. (a)                            9,600        202,560
      Jamba, Inc. (a)                                    143,344        154,811
      Landry's Restaurants, Inc. (a)                      15,323        137,294
      Life Time Fitness, Inc. (a)                         71,700      1,824,765
      Monarch Casino & Resort, Inc. (a)                   71,200        645,784
      P.F. Chang's China Bistro, Inc. (a)                 83,392      2,827,823
      Panera Bread Company - Class A (a)                  11,359        624,290
      Peet's Coffee & Tea, Inc. (a)                       28,285        776,989
      Red Robin Gourmet Burgers, Inc. (a)                 42,537        796,293
      Royal Caribbean Cruises Ltd.                        91,700      1,331,484
      Ruby Tuesday, Inc. (a)                               5,700         42,636
      Sonic Corporation (a)                               60,400        666,212

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 64.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 15.6% (CONTINUED)
   HOTELS, RESTAURANTS & LEISURE - 3.1% (CONTINUED)
      Starwood Hotels & Resorts Worldwide, Inc.           39,200   $    925,512
      Steak n Shake Company (The) (a)                     89,566        915,364
      Texas Roadhouse, Inc. (a)                           47,762        531,591
      Vail Resorts, Inc. (a)                              20,200        577,922
      VCG Holding Corporation (a)                         13,691         27,656
      WMS Industries, Inc. (a)                            26,800        969,088
                                                                   ------------
                                                                     21,488,323
                                                                   ------------
   HOUSEHOLD DURABLES - 1.4%
      Beazer Homes USA, Inc. (a)                         106,500        342,930
      Black & Decker Corporation (The)                     5,000        188,000
      Brookfield Homes Corporation (a)                     1,210          6,812
      Cavco Industries, Inc. (a)                          21,528        736,903
      Ethan Allen Interiors, Inc.                         63,736        811,359
      Furniture Brands International, Inc.               164,446        659,429
      Harman International Industries, Inc.               47,861      1,181,210
      iRobot Corporation (a)                              38,485        431,417
      KB Home                                             11,100        185,259
      MDC Holdings, Inc.                                     200          7,048
      Meritage Homes Corporation (a)                       7,000        149,800
      Sealy Corporation (a)                               71,159        180,744
      Stanley Works (The)                                 20,400        819,060
      Tempur-Pedic International, Inc.                   150,868      2,237,372
      Whirlpool Corporation                               29,000      1,655,610
                                                                   ------------
                                                                      9,592,953
                                                                   ------------
   INTERNET & CATALOG RETAIL - 0.7%
      Blue Nile, Inc. (a)                                 34,500      1,594,935
      NetFlix, Inc. (a)                                   31,845      1,399,269
      NutriSystem, Inc.                                   66,000        939,180
      Overstock.com, Inc. (a)                             50,000        658,500
                                                                   ------------
                                                                      4,591,884
                                                                   ------------
   LEISURE EQUIPMENT & PRODUCTS - 0.5%
      Eastman Kodak Company                              342,351      1,016,782
      Hasbro, Inc.                                        32,500        861,250
      Polaris Industries, Inc.                            40,800      1,545,096
      Sturm Ruger & Company, Inc.                         11,485        143,333
                                                                   ------------
                                                                      3,566,461
                                                                   ------------
   MEDIA - 1.2%
      Central European Media Enterprises Ltd. (a)         12,500        264,000
      Charter Communications, Inc. - Class A (a)          20,500            451
      CKX, Inc. (a)                                       28,400        204,480
      Harte-Hanks, Inc.                                   84,337        912,526
      Lamar Advertising Company - Class A (a)             83,322      1,753,095
      Lee Enterprises, Inc.                              103,443        145,855
      Liberty Global, Inc. - Class A (a)                  73,700      1,544,015
      Martha Stewart Living Omnimedia, Inc. (a)           81,816        281,447
      McClatchy Company - Class A                         20,438         46,803
      Media General, Inc.                                 44,199        205,525
      Meredith Corporation                                48,800      1,291,736

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 64.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 15.6% (CONTINUED)
   MEDIA - 1.2% (CONTINUED)
      New York Times Company (The)                       155,600   $  1,224,572
      Scholastic Corporation                               1,147         25,865
      Sinclair Broadcast Group, Inc.                       2,800          5,236
      Virgin Media, Inc.                                  26,100        272,745
                                                                   ------------
                                                                      8,178,351
                                                                   ------------
   MULTI-LINE RETAIL - 0.6%
      Dillard's, Inc.                                     41,373        438,968
      Fred's, Inc.                                        74,971      1,010,609
      Saks, Inc. (a)                                     257,200      1,316,864
      Sears Holdings Corporation (a)                      18,300      1,214,022
                                                                   ------------
                                                                      3,980,463
                                                                   ------------
   SPECIALTY RETAIL - 4.4%
      Abercrombie & Fitch Company - Class A               48,000      1,372,320
      Aeropostale, Inc. (a)                                4,900        178,360
      American Eagle Outfitters, Inc.                     22,100        318,019
      AnnTaylor Stores Corporation (a)                   156,100      1,884,127
      Asbury Automotive Group, Inc. (a)                   14,900        208,451
      AutoNation, Inc. (a)                                55,200      1,141,536
      Barnes & Noble, Inc.                                71,319      1,642,477
      Cabela's, Inc. - Class A (a)                        57,836        937,522
      CarMax, Inc. (a)                                   159,100      2,566,283
      Cato Corporation (The) - Class A                    14,500        288,405
      Christopher & Banks Corporation                      1,700         13,464
      Coldwater Creek, Inc. (a)                           38,200        280,388
      Collective Brands, Inc. (a)                         62,553        995,844
      Conn's, Inc. (a)                                    57,390        723,688
      Dick's Sporting Goods, Inc. (a)                     21,700        430,745
      Dress Barn, Inc. (a)                                18,100        282,179
      DSW, Inc. - Class A (a)                             25,205        340,015
      Foot Locker, Inc.                                   13,200        146,256
      GameStop Corporation - Class A (a)                   8,200        179,498
      Gander Mountain Company (a)                          6,501         38,291
      Genesco, Inc. (a)                                   55,401      1,203,310
      Group 1 Automotive, Inc.                            10,200        300,492
      Gymboree Corporation (a)                            10,879        432,767
      Haverty Furniture Companies, Inc.                   66,900        718,506
      Hot Topic, Inc. (a)                                 21,400        165,422
      J. Crew Group, Inc. (a)                             72,400      2,038,784
      Jo-Ann Stores, Inc. (a)                              1,400         32,620
      Jos. A. Bank Clothiers, Inc. (a)                    57,502      2,103,998
      Lumber Liquidators, Inc. (a)                        13,403        220,077
      Men's Warehouse, Inc. (The)                         58,800      1,270,668
      Midas, Inc. (a)                                      4,689         46,280
      Monro Muffler Brake, Inc.                            9,800        260,582
      New York & Company, Inc. (a)                        50,329        181,184
      Stage Stores, Inc.                                  47,284        590,104
      Systemax, Inc. (a)                                  40,300        525,109
      Talbots, Inc.                                      182,534        914,495
      Tiffany & Company                                   30,900        921,747

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 64.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 15.6% (CONTINUED)
   SPECIALTY RETAIL - 4.4% (CONTINUED)
      Tractor Supply Company (a)                          35,603   $  1,707,876
      Urban Outfitters, Inc. (a)                          33,300        800,532
      West Marine, Inc. (a)                               40,837        363,041
      Zale Corporation (a)                               179,000      1,059,680
      Zumiez, Inc. (a)                                    49,711        474,740
                                                                   ------------
                                                                     30,299,882
                                                                   ------------
   TEXTILES, APPAREL & LUXURY GOODS - 1.4%
      Cherokee, Inc.                                      31,026        629,828
      Columbia Sportswear Company                         33,400      1,182,694
      Hanesbrands, Inc. (a)                               42,992        855,541
      Jones Apparel Group, Inc.                           45,000        619,200
      Kenneth Cole Productions, Inc. - Class A             9,964         80,011
      K-Swiss, Inc. - Class A                             59,318        643,007
      lululemon athletica, inc. (a)                      119,400      2,115,768
      Maidenform Brands, Inc. (a)                         15,600        215,748
      Movado Group, Inc.                                  22,411        320,029
      Oxford Industries, Inc.                              1,000         13,710
      Polo Ralph Lauren Corporation                        6,000        378,300
      Timberland Company (The) - Class A (a)               2,000         27,280
      True Religion Apparel, Inc. (a)                     67,000      1,498,120
      Under Armour, Inc. - Class A (a)                    37,200        903,588
      Volcom, Inc. (a)                                    49,799        604,062
                                                                   ------------
                                                                     10,086,886
                                                                   ------------
CONSUMER STAPLES - 2.1%
   BEVERAGES - 0.3%
      Boston Beer Company, Inc. - Class A (a)             19,598        611,262
      Central European Distribution Corporation (a)       13,100        376,101
      Constellation Brands, Inc. - Class A (a)            51,500        703,490
      Jones Soda Company (a)                             128,277        114,166
      PepsiAmericas, Inc.                                  2,668         71,449
                                                                   ------------
                                                                      1,876,468
                                                                   ------------
   FOOD & STAPLES RETAILING - 0.2%
      Anderson's, Inc. (The)                               7,200        231,984
      Great Atlantic & Pacific Tea Company,
         Inc. (The) (a)                                   64,200        370,434
      Ruddick Corporation                                 11,100        260,850
      United Natural Foods, Inc. (a)                       3,200         86,496
      Whole Foods Market, Inc. (a)                        20,800        503,152
                                                                   ------------
                                                                      1,452,916
                                                                   ------------
   FOOD PRODUCTS - 1.1%
      American Italian Pasta Company (a)                   2,600         81,796
      Cal-Maine Foods, Inc.                               54,300      1,598,049
      Corn Products International, Inc.                    2,800         78,400
      Darling International, Inc. (a)                     59,555        420,458
      Dean Foods Company (a)                              10,900        230,971
      Green Mountain Coffee Roasters, Inc. (a)            24,495      1,725,428
      Hain Celestial Group, Inc. (The) (a)                47,965        796,698
      Lancaster Colony Corporation                           800         36,432
      Synutra International, Inc. (a)                      8,034        106,129

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 64.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES - 2.1% (CONTINUED)
   FOOD PRODUCTS - 1.1% (CONTINUED)
      Tootsie Roll Industries, Inc.                       30,165   $    728,485
      Treehouse Foods, Inc. (a)                           31,900      1,035,155
      Tyson Foods, Inc.                                   20,600        235,458
      Zhongpin, Inc. (a)                                  36,825        443,005
                                                                   ------------
                                                                      7,516,464
                                                                   ------------
   PERSONAL PRODUCTS - 0.5%
      American Oriental Bioengineering, Inc. (a)         212,960      1,294,797
      Chattem, Inc. (a)                                   15,680        982,665
      Mannatech, Inc.                                     72,468        254,363
      USANA Health Sciences, Inc. (a)                     27,671        922,828
                                                                   ------------
                                                                      3,454,653
                                                                   ------------
ENERGY - 3.5%
   ENERGY EQUIPMENT & SERVICES - 0.9%
      Bristow Group, Inc. (a)                             25,900        857,290
      Carbo Ceramics, Inc.                                21,989        916,722
      Core Laboratories N.V                                2,800        240,548
      Global Industries Ltd. (a)                          19,700        134,551
      Gulf Island Fabrication, Inc.                        6,605         95,773
      Helmerich & Payne, Inc.                             22,500        773,100
      ION Geophysical Corporation (a)                    130,696        351,572
      Rowan Companies, Inc.                               73,700      1,572,021
      SulphCo, Inc. (a)                                  240,259        269,090
      Superior Energy Services, Inc. (a)                   4,600         76,314
      Superior Well Services, Inc. (a)                    72,044        470,447
      TETRA Technologies, Inc. (a)                         8,400         64,764
      Tidewater, Inc.                                      4,000        180,000
      Unit Corporation (a)                                 3,000         95,070
                                                                   ------------
                                                                      6,097,262
                                                                   ------------
   OIL, GAS & CONSUMABLE FUELS - 2.6%
      Alpha Natural Resources, Inc. (a)                   28,100        936,011
      Arena Resources, Inc. (a)                           28,200        920,166
      Berry Petroleum Company - Class A                   61,100      1,449,292
      BP Prudhoe Bay Royalty Trust                           300         20,436
      Cabot Oil & Gas Corporation                         10,300        361,839
      Carrizo Oil & Gas, Inc. (a)                         17,400        330,600
      Cheniere Energy, Inc. (a)                          224,808        667,680
      Cimarex Energy Company                              44,100      1,577,898
      Contango Oil & Gas Company (a)                      22,940      1,064,187
      Delta Petroleum Corporation (a)                    318,000        610,560
      Enbridge Energy Partners, L.P.                       1,100         51,293
      Enerplus Resources Fund                              2,900         63,220
      Evergreen Energy, Inc. (a)                         306,822        276,140
      Foundation Coal Holdings, Inc.                      11,200        402,416
      Frontline Ltd.                                      15,600        356,772
      FX Energy, Inc. (a)                                 29,350        117,106
      GeoGlobal Resources, Inc. (a)                       17,223         15,156
      Goodrich Petroleum Corporation (a)                  10,900        279,585
      Gran Tierra Energy, Inc. (a)                       101,786        377,626
      Harvest Natural Resources, Inc. (a)                 46,100        298,267

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 64.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
ENERGY - 3.5% (CONTINUED)
   OIL, GAS & CONSUMABLE FUELS - 2.6% (CONTINUED)
      Magellan Midstream Holdings, L.P.                    1,000   $     22,600
      Massey Energy Company                               49,200      1,308,720
      Nordic American Tanker Shipping Ltd.                 9,000        276,030
      Overseas Shipholding Group, Inc.                    16,100        553,035
      Pacific Ethanol, Inc. (a)                          136,969         52,048
      Pengrowth Energy Trust                               8,200         67,486
      Permian Basin Royalty Trust                          6,390         65,817
      Plains Exploration & Production Company (a)         42,400      1,214,760
      Rex Energy Corporation (a)                          74,352        440,164
      Swift Energy Company (a)                            39,960        787,212
      Targa Resources Partners LP                            900         17,082
      Tesoro Corporation                                  15,400        201,586
      Tri-Valley Corporation (a)                          61,716         61,099
      USEC, Inc. (a)                                     202,377        783,199
      Verenium Corporation (a)                            68,983         40,010
      Whiting Petroleum Corporation (a)                   18,400        845,664
      World Fuel Services Corporation                     33,185      1,455,494
                                                                   ------------
                                                                     18,368,256
                                                                   ------------
FINANCIALS - 11.7%
   CAPITAL MARKETS - 1.6%
      Affiliated Managers Group, Inc. (a)                  8,000        528,160
      Cohen & Steers, Inc.                                59,149      1,080,652
      Evercore Partners, Inc. - Class A                   51,330      1,009,661
      Greenhill & Company, Inc.                           13,000        979,160
      Investment Technology Group, Inc. (a)               12,200        272,670
      KBW, Inc. (a)                                       43,600      1,272,684
      Knight Capital Group, Inc. (a)                      68,200      1,266,474
      LaBranche & Company, Inc. (a)                       70,523        267,282
      Lazard Ltd. - Class A                                3,800        140,562
      MF Global Ltd. (a)                                 225,892      1,441,191
      Pzena Investment Management, Inc.                   55,378        400,383
      Raymond James Financial, Inc.                       79,900      1,639,548
      Stifel Financial Corporation (a)                    22,547      1,125,772
                                                                   ------------
                                                                     11,424,199
                                                                   ------------
   COMMERCIAL BANKS - 5.3%
      BancorpSouth, Inc.                                  32,888        739,980
      BOK Financial Corporation                           15,770        660,605
      Camden National Corporation                          2,400         80,568
      Capital City Bank Group, Inc.                       11,500        183,540
      Cardinal Financial Corporation                      21,649        168,646
      Cascade Bancorp, Inc.                               45,084         64,921
      Cathay General Bancorp                             113,300      1,033,296
      Central Pacific Financial Corporation                2,304          5,000
      Chemical Financial Corporation                      28,636        622,260
      City Bank                                           14,468         33,566
      City National Corporation                           23,100        911,064
      Colonial Bancgroup, Inc. (The)                     147,083         89,721
      Comerica, Inc.                                      51,500      1,227,760
      Commerce Bancshares, Inc.                           27,410      1,004,851

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 64.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS - 11.7% (CONTINUED)
   COMMERCIAL BANKS - 5.3% (CONTINUED)
      Community Bank System, Inc.                         83,135   $  1,507,238
      Community Trust Bancorp, Inc.                        9,677        262,731
      East West Bancorp, Inc.                             78,447        693,471
      First Busey Corporation                             37,300        233,125
      First Financial Bankshares, Inc.                    17,450        919,092
      First Horizon National Corporation (a)                 170          2,179
      First Merchants Corporation                          9,918         78,451
      First Midwest Bancorp, Inc.                         23,100        193,116
      First South Bancorp, Inc.                            3,990         51,471
      Frontier Financial Corporation                      88,534         79,681
      Glacier Bancorp, Inc.                               52,515        817,659
      Great Southern Bancorp, Inc.                        17,818        374,178
      Hancock Holding Company                              3,600        145,404
      Harleysville National Corporation                   19,034        104,306
      Independent Bank Corporation                        27,964        596,472
      International Bancshares Corporation               112,000      1,476,160
      M&T Bank Corporation                                32,866      1,916,745
      Marshall & Ilsley Corporation                      120,700        729,028
      MB Financial, Inc.                                   9,483        130,391
      Midwest Bank Holdings, Inc. (a)                      5,300          2,968
      NBT Bancorp, Inc.                                   37,229        854,033
      Old National Bancorp                                60,893        688,091
      Old Second Bancorp, Inc.                            36,375        184,058
      Oriental Financial Group, Inc.                      84,743      1,195,724
      PacWest Bancorp                                     51,824        833,330
      Park National Corporation                           16,800      1,071,000
      Pinnacle Financial Partners, Inc. (a)               33,306        519,574
      Prosperity Bancshares, Inc.                         29,500        988,545
      Regions Financial Corporation                      240,400      1,062,568
      Renasant Corporation                                 6,999        104,215
      Republic Bancorp, Inc. - Class A                     1,099         26,497
      S&T Bancorp, Inc.                                   29,402        403,101
      Sandy Spring Bancorp, Inc.                          33,886        548,953
      SCBT Financial Corporation                           7,067        181,551
      Seacoast Banking Corporation of Florida             64,328        138,948
      Security Bank Corporation (a) (b)                   32,973          7,914
      Signature Bank (a)                                   1,700         50,116
      StellarOne Corporation                               3,922         57,810
      Sterling Bancorp                                    38,606        311,550
      Suffolk Bancorp                                     18,347        541,236
      Susquehanna Bancshares, Inc.                       112,597        592,260
      SVB Financial Group (a)                             24,401        860,135
      S.Y. Bancorp, Inc.                                   2,583         63,490
      TCF Financial Corporation                           42,800        605,192
      Texas Capital Bancshares, Inc. (a)                  28,200        468,402
      Tompkins Financial Corporation                         800         35,584
      Towne Bank                                           2,400         31,824
      Trustmark Corporation                               39,751        791,045
      Umpqua Holdings Corporation                         91,888        891,314

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 64.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS - 11.7% (CONTINUED)
   COMMERCIAL BANKS - 5.3% (CONTINUED)
      United Bankshares, Inc.                             43,500   $    881,310
      United Security Bancshares, Inc.                     1,575          7,245
      Valley National Bancorp                             86,102      1,095,217
      W Holding Company, Inc.                              6,898         70,704
      Washington Trust Bancorp, Inc.                       3,124         56,732
      Webster Financial Corporation                       47,504        537,270
      Western Alliance Bancorporation (a)                 21,289        147,533
      Whitney Holding Corporation                          9,800         85,848
      Wilmington Trust Corporation                        54,100        621,609
      Wilshire Bancorp, Inc.                              16,200        119,232
      Wintrust Financial Corporation                      52,672      1,377,373
      Zions Bancorporation                                16,700        226,786
                                                                   ------------
                                                                     36,474,563
                                                                   ------------
   CONSUMER FINANCE - 0.5%
      AmeriCredit Corporation (a)                        178,722      2,804,148
      Cash America International, Inc.                     5,400        144,342
      CompuCredit Holdings Corporation (a)                39,980        119,540
      World Acceptance Corporation (a)                    16,890        400,631
                                                                   ------------
                                                                      3,468,661
                                                                   ------------
   DIVERSIFIED FINANCIAL SERVICES - 0.7%
      Asset Acceptance Capital Corporation (a)            56,150        434,601
      Asta Funding, Inc.                                   2,700         17,307
      Financial Federal Corporation                       33,670        682,828
      Life Partners Holdings, Inc.                        33,376        720,254
      Medallion Financial Corporation                      3,310         25,983
      PHH Corporation (a)                                 78,269      1,434,671
      Portfolio Recovery Associates, Inc. (a)             34,800      1,606,020
                                                                   ------------
                                                                      4,921,664
                                                                   ------------
   INSURANCE - 1.0%
      Assurant, Inc.                                      12,100        308,792
      Assured Guaranty Ltd.                               44,200        617,474
      Crawford & Company - Class B (a)                    18,724         90,811
      Donegal Group, Inc. - Class A                        2,786         43,880
      EMC Insurance Group, Inc.                              525         12,700
      Endurance Specialty Holdings Ltd.                   33,285      1,110,720
      Harleysville Group, Inc.                            26,459        820,758
      LandAmerica Financial Group, Inc.                   92,077          6,906
      Max Capital Group Ltd.                              35,412        707,178
      MBIA, Inc. (a)                                     209,945        879,670
      National Interstate Corporation                      3,188         57,448
      Odyssey Re Holdings Corporation                     16,000        739,200
      Old Republic International Corporation               7,900         81,686
      Presidential Life Corporation                       20,992        187,668
      Safety Insurance Group, Inc.                        32,818      1,058,709
      State Auto Financial Corporation                       600         10,374
      Stewart Information Services Corporation            10,755        148,096
      Torchmark Corporation                                4,200        164,052
                                                                   ------------
                                                                      7,046,122
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 64.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS - 11.7% (CONTINUED)
   REAL ESTATE INVESTMENT TRUSTS - 2.2%
      Alesco Financial, Inc. (a)                         132,209   $     87,258
      Alexandria Real Estate Equities, Inc.                8,000        304,880
      AMB Property Corporation                            19,900        394,219
      American Campus Communities, Inc.                   13,800        316,434
      Anthracite Capital, Inc.                            15,590          9,042
      Apartment Investment & Management Company           96,200        902,356
      Arbor Realty Trust, Inc.                            61,977        111,559
      Ashford Hospitality Trust                           90,072        269,315
      Capital Trust, Inc.                                 70,463        112,036
      CBL & Associates Properties, Inc.                   19,800        117,612
      Corporate Office Properties Trust                   11,400        386,574
      Cousins Properties, Inc.                            68,699        592,185
      Digital Realty Trust, Inc.                          23,200        940,760
      Douglas Emmett, Inc.                                30,800        312,928
      Duke Realty Corporation                             14,700        139,503
      Equity One, Inc.                                    94,800      1,426,740
      Essex Property Trust, Inc.                           4,300        279,543
      Federal Realty Investment Trust                     11,700        667,485
      First Industrial Realty Trust, Inc.                  3,699         15,684
      Hatteras Financial Corporation                       4,700        133,151
      Healthcare Realty Trust, Inc.                       36,144        701,555
      Home Properties, Inc.                                8,100        289,170
      iStar Financial, Inc. (a)                          229,399        557,440
      Kilroy Realty Corporation                            6,800        160,480
      Macerich Company (The)                              45,385        892,723
      Mid-America Apartment Communities, Inc.              2,500         99,175
      NorthStar Realty Finance Corporation               215,585        771,794
      Pennsylvania Real Estate Investment Trust           83,668        442,604
      Post Properties, Inc.                               20,300        287,448
      RAIT Financial Trust                               162,030        194,436
      Ramco-Gershenson Properties Trust                   11,042        100,372
      Realty Income Corporation                           41,900        988,002
      Redwood Trust, Inc.                                 11,200        182,000
      Regency Centers Corporation                         45,500      1,459,640
      SL Green Realty Corporation                         16,800        433,104
      Weingarten Realty Investors (a)                     23,200        357,976
                                                                   ------------
                                                                     15,437,183
                                                                   ------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
      Avatar Holdings, Inc. (a)                            3,425         73,466
      CB Richard Ellis Group, Inc. - Class A (a)          19,100        208,190
      Forestar Group, Inc. (a)                            10,700        139,314
      St. Joe Company (The) (a)                           27,100        763,136
                                                                   ------------
                                                                      1,184,106
                                                                   ------------
   THRIFTS & MORTGAGE FINANCE - 0.2%
      Astoria Financial Corporation                       16,300        158,273
      Bank Mutual Corporation                             22,000        216,480
      Corus Bankshares, Inc. (a)                         110,218         27,554
      Downey Financial Corporation                        42,834            728
      First Financial Holdings, Inc.                       2,880         41,242

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 64.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS - 11.7% (CONTINUED)
   THRIFTS & MORTGAGE FINANCE - 0.2% (CONTINUED)
      FirstFed Financial Corporation (a)                  23,697   $      9,005
      Guaranty Financial Group, Inc. (a)                  62,759          7,531
      Newalliance Bancshares, Inc.                        47,443        581,177
      Tree.Com, Inc. (a)                                     500          4,990
      Triad Guaranty, Inc. (a)                            21,250         18,275
      ViewPoint Financial Group                            5,376         70,587
      Washington Federal, Inc.                            11,400        158,802
                                                                   ------------
                                                                      1,294,644
                                                                   ------------
HEALTH CARE - 9.7%
   BIOTECHNOLOGY - 4.1%
      Acorda Therapeutics, Inc. (a)                       41,649      1,052,054
      Alkermes, Inc. (a)                                  10,200        105,264
      Allos Therapeutics, Inc. (a)                        52,500        423,675
      Alnylam Pharmaceuticals, Inc. (a)                   56,851      1,322,923
      Amylin Pharmaceuticals, Inc. (a)                   128,900      1,896,119
      Arena Pharmaceuticals, Inc. (a)                    355,966      1,815,427
      Ariad Pharmaceuticals, Inc. (a)                     70,049        135,195
      Array BioPharma, Inc. (a)                          212,674        808,161
      BioCryst Pharmaceuticals, Inc. (a)                  21,600        198,720
      BioSante Pharmaceuticals, Inc. (a)                   8,997         16,464
      Celera Corporation (a)                               3,000         18,000
      Cepheid, Inc. (a)                                   94,187        995,557
      Cleveland BioLabs, Inc. (a)                         14,137         67,999
      Curis, Inc. (a)                                     29,148         40,807
      Dyax Corporation (a)                                83,564        316,708
      Enzon Pharmaceuticals, Inc. (a)                     92,530        752,269
      GenVec, Inc. (a)                                    39,932         31,985
      Geron Corporation (a)                              212,532      1,704,507
      GTx, Inc. (a)                                       79,000        831,080
      Halozyme Therapeutics, Inc. (a)                     61,701        435,609
      Idera Pharmaceuticals, Inc. (a)                     35,000        225,750
      Incyte Corporation (a)                             446,636      2,322,507
      InterMune, Inc. (a)                                116,100      1,774,008
      Introgen Therapeutics, Inc. (a)                     99,112            991
      Isis Pharmaceuticals, Inc. (a)                      96,457      1,763,234
      Ligand Pharmaceuticals, Inc. (a)                    46,361        131,202
      MannKind Corporation (a)                            92,100        737,721
      Martek Biosciences Corporation (a)                  56,536      1,315,027
      Medivation, Inc. (a)                                20,392        504,702
      Metabolix, Inc. (a)                                 98,388        911,073
      Micromet, Inc. (a)                                   1,928         12,397
      Momenta Pharmaceuticals, Inc. (a)                   87,788        952,500
      Nabi Biopharmaceuticals (a)                          7,700         19,789
      Neurocrine Biosciences, Inc. (a)                   126,087        402,218
      Northfield Laboratories, Inc. (a)                  207,951          9,358
      Onyx Pharmaceuticals, Inc. (a)                       2,200         79,024
      Osiris Therapeutics, Inc. (a)                       17,454        212,415
      Poniard Pharmaceuticals, Inc. (a)                   17,300        124,733
      Progenics Pharmaceuticals, Inc. (a)                 13,551         76,970

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 64.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 9.7% (CONTINUED)
   BIOTECHNOLOGY - 4.1% (CONTINUED)
      Rigel Pharmaceuticals, Inc. (a)                    157,367   $  1,310,867
      Sangamo Biosciences, Inc. (a)                      148,209        844,791
      Savient Pharmaceuticals, Inc. (a)                   11,800        183,962
      Seattle Genetics, Inc. (a)                           4,230         50,971
      StemCells, Inc. (a)                                140,134        236,826
      Synta Pharmaceuticals Corporation (a)               21,851         57,468
      Theravance, Inc. (a)                                50,825        767,457
      United Therapeutics Corporation (a)                  3,100        287,122
                                                                   ------------
                                                                     28,283,606
                                                                   ------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
      Abaxis, Inc. (a)                                    47,756      1,278,428
      Align Technology, Inc. (a)                         102,725      1,120,730
      Conceptus, Inc. (a)                                 71,923      1,207,587
      Cooper Companies, Inc. (The)                        34,520        947,229
      Cyberonics, Inc. (a)                                52,538        872,656
      Greatbatch, Inc. (a)                                31,165        686,877
      Hill-Rom Holdings, Inc.                              1,600         27,424
      Hologic, Inc. (a)                                   24,200        355,498
      IDEXX Laboratories, Inc. (a)                        13,921        693,544
      Insulet Corporation (a)                            149,995      1,004,966
      Inverness Medical Innovations, Inc. (a)             35,300      1,187,845
      Masimo Corporation (a)                              29,100        711,495
      Medical Action Industries, Inc. (a)                 18,734        233,988
      Meridian Bioscience, Inc.                           20,500        451,410
      Neogen Corporation (a)                               6,374        185,738
      NeuroMetrix, Inc. (a)                               22,536         42,368
      NuVasive, Inc. (a)                                  29,158      1,206,850
      Quidel Corporation (a)                               5,900         88,087
      RTI Biologics, Inc. (a)                             36,300        160,809
      Stereotaxis, Inc. (a)                              164,814        744,959
      SurModics, Inc. (a)                                 34,200        764,712
      Thoratec Corporation (a)                             8,600        216,204
      Volcano Corporation (a)                             13,932        211,627
      West Pharmaceutical Services, Inc.                  19,620        716,130
                                                                   ------------
                                                                     15,117,161
                                                                   ------------
   HEALTH CARE PROVIDERS & SERVICES - 1.0%
      Air Methods Corporation (a)                          2,700         79,407
      Allion Healthcare, Inc. (a)                          7,223         53,450
      AMERIGROUP Corporation (a)                           4,400        108,592
      Bio-Reference Labs, Inc. (a)                        29,380        941,923
      Centene Corporation (a)                              1,800         34,758
      Emeritus Corporation (a)                             2,288         26,655
      Health Net, Inc. (a)                                39,100        529,023
      Healthways, Inc. (a)                                23,080        340,199
      LCA-Vision, Inc. (a)                                35,600        204,344
      LHC Group, Inc. (a)                                  6,147        180,415
      Magellan Health Services, Inc. (a)                  10,600        343,016
      MWI Veterinary Supply, Inc. (a)                      9,089        348,836
      Patterson Companies, Inc. (a)                        4,300        109,048

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 64.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 9.7% (CONTINUED)
   HEALTH CARE PROVIDERS & SERVICES - 1.0% (CONTINUED)
      PharMerica Corporation (a)                          12,895   $    270,279
      Universal American Corporation (a)                  49,704        452,306
      VCA Antech, Inc. (a)                                33,800        864,604
      WellCare Health Plans, Inc. (a)                     95,685      2,129,948
                                                                   ------------
                                                                      7,016,803
                                                                   ------------
   HEALTH CARE TECHNOLOGY - 0.7%
      athenahealth, Inc. (a)                              26,200        967,828
      Computer Programs and Systems, Inc.                 21,910        853,395
      HLTH Corporation (a)                                22,477        329,962
      Phase Forward, Inc. (a)                             99,000      1,405,800
      Quality Systems, Inc.                               20,280      1,113,169
                                                                   ------------
                                                                      4,670,154
                                                                   ------------
   LIFE SCIENCES TOOLS & SERVICES - 0.8%
      Affymetrix, Inc. (a)                               144,145      1,274,242
      AMAG Pharmaceuticals, Inc. (a)                      24,895      1,130,482
      Covance, Inc. (a)                                   15,095        832,489
      Exelixis, Inc. (a)                                 114,037        610,098
      Nektar Therapeutics (a)                             57,407        406,442
      PerkinElmer, Inc.                                   12,000        211,560
      Sequenom, Inc. (a)                                 231,617      1,334,114
                                                                   ------------
                                                                      5,799,427
                                                                   ------------
   PHARMACEUTICALS - 0.9%
      Ardea Biosciences, Inc. (a)                         14,621        284,817
      Auxilium Pharmaceuticals, Inc. (a)                  36,511      1,129,285
      BioMimetic Therapeutics, Inc. (a)                   17,869        185,302
      Cadence Pharmaceuticals, Inc. (a)                   12,400        150,040
      Cypress Bioscience, Inc. (a)                        18,506        163,593
      Optimer Pharmaceuticals, Inc. (a)                    3,030         42,693
      Par Pharmaceutical Companies, Inc. (a)              49,500        802,395
      POZEN, Inc. (a)                                     94,600        721,798
      Salix Pharmaceuticals Ltd. (a)                     145,075      1,767,013
      VIVUS, Inc. (a)                                    108,653        805,119
      Watson Pharmaceuticals, Inc. (a)                     5,400        187,542
                                                                   ------------
                                                                      6,239,597
                                                                   ------------
INDUSTRIALS - 8.5%
   AEROSPACE & DEFENSE - 0.3%
      AAR Corporation (a)                                 25,800        493,554
      Alliant Techsystems, Inc. (a)                        1,200         94,464
      American Science & Engineering, Inc.                   700         48,825
      BE Aerospace, Inc. (a)                              16,300        263,408
      Ceradyne, Inc. (a)                                   4,335         78,247
      Ducommun, Inc.                                      21,345        368,841
      Teledyne Technologies, Inc. (a)                      9,100        297,843
      Transdigm Group, Inc. (a)                            7,000        268,030
                                                                   ------------
                                                                      1,913,212
                                                                   ------------
   AIRLINES - 0.1%
      Alaska Air Group, Inc. (a)                           3,600         83,016
      Hawaiian Holdings, Inc. (a)                         42,900        274,131

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 64.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 8.5% (CONTINUED)
   AIRLINES - 0.1% (CONTINUED)
      JetBlue Airways Corporation (a)                     39,400   $    201,334
                                                                   ------------
                                                                        558,481
                                                                   ------------
   BUILDING PRODUCTS - 1.2%
      AAON, Inc.                                          34,472        675,996
      American Woodmark Corporation                       30,925        724,882
      Apogee Enterprises, Inc.                            31,186        454,692
      Builders FirstSource, Inc. (a)                      84,551        495,469
      Lennox International, Inc.                           8,100        282,285
      Masco Corporation                                   56,600        788,438
      Owens Corning, Inc. (a)                             32,439        596,229
      Simpson Manufacturing Company, Inc.                 35,198        999,623
      Trex Company, Inc. (a)                             100,290      1,639,741
      Universal Forest Products, Inc.                     33,198      1,481,959
      USG Corporation (a)                                 26,000        367,640
                                                                   ------------
                                                                      8,506,954
                                                                   ------------
   COMMERCIAL SERVICES & SUPPLIES - 1.4%
      ABM Industries, Inc.                                26,797        564,613
      Bowne & Company, Inc.                               23,804        191,144
      Brink's Company (The)                                7,200        195,480
      Cintas Corporation                                   7,400        186,332
      Courier Corporation                                  1,400         23,156
      Covanta Holding Corporation (a)                     99,800      1,685,622
      Document Security Systems, Inc. (a)                 22,393         47,921
      EnerNOC, Inc. (a)                                   33,972      1,042,261
      Fuel Tech, Inc. (a)                                 61,026        546,793
      GeoEye, Inc. (a)                                    46,907      1,163,293
      Herman Miller, Inc.                                 53,552        889,499
      HNI Corporation                                     43,400        966,952
      Metalico, Inc. (a)                                  34,055        154,610
      Mobile Mini, Inc. (a)                               59,559        963,665
      Steelcase, Inc. - Class A                          183,728      1,344,889
                                                                   ------------
                                                                      9,966,230
                                                                   ------------
   CONSTRUCTION & ENGINEERING - 0.3%
      AECOM Technology Corporation (a)                     8,600        278,640
      EMCOR Group, Inc. (a)                                2,700         65,124
      Granite Construction, Inc.                           3,700        125,356
      Great Lakes Dredge & Dock Company                   36,700        212,493
      Tutor Perini Corporation (a)                        58,100      1,071,945
                                                                   ------------
                                                                      1,753,558
                                                                   ------------
   ELECTRICAL EQUIPMENT - 1.4%
      Acuity Brands, Inc.                                 30,746        907,314
      American Superconductor Corporation (a)             67,300      2,165,041
      Baldor Electric Company                             56,500      1,455,440
      Belden, Inc.                                         1,200         21,048
      C&D Technologies, Inc. (a)                          78,943        157,886
      Encore Wire Corporation                             39,293        852,265
      Ener1, Inc. (a)                                     70,134        447,455
      Evergreen Solar, Inc. (a)                          284,000        596,400

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 64.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 8.5% (CONTINUED)
   ELECTRICAL EQUIPMENT - 1.4% (CONTINUED)
      FuelCell Energy, Inc. (a)                            9,700   $     38,897
      General Cable Corporation (a)                        4,400        170,588
      GrafTech International Ltd. (a)                     54,200        744,166
      Medis Technologies Ltd. (a)                         63,019         24,470
      Microvision, Inc. (a)                              221,101        765,009
      Orion Energy Systems, Inc. (a)                      17,310         60,066
      Polypore International, Inc. (a)                    25,262        311,986
      Regal-Beloit Corporation                             6,100        282,796
      Solarfun Power Holdings Company Ltd. - ADR (a)      29,000        208,800
      SunPower Corporation - Class B (a)                   8,600        276,920
      Thomas & Betts Corporation (a)                       2,400         63,936
      Ultralife Corporation (a)                           26,809        172,114
      Valence Technology, Inc. (a)                        81,837        149,762
                                                                   ------------
                                                                      9,872,359
                                                                   ------------
   INDUSTRIAL CONGLOMERATES - 0.0%
      Otter Tail Corporation                               1,500         34,965
                                                                   ------------

   MACHINERY - 1.8%
      AGCO Corporation (a)                                10,800        339,768
      Alamo Group, Inc.                                      162          2,241
      Albany International Corporation - Class A          60,800        835,392
      Astec Industries, Inc. (a)                          45,835      1,240,295
      Basin Water, Inc. (a)                               46,221          2,357
      Briggs & Stratton Corporation                       72,486      1,244,585
      Bucyrus International, Inc. - Class A               54,000      1,591,920
      CNH Global N.V. (a)                                  3,100         54,467
      Columbus McKinnon Corporation (a)                   24,783        358,610
      ESCO Technologies, Inc. (a)                          4,100        168,469
      Federal Signal Corporation                          14,600        129,356
      FreightCar America, Inc.                            24,839        496,283
      Gorman-Rupp Company (The)                           16,742        373,849
      Harsco Corporation                                  11,900        327,369
      Kaydon Corporation                                   8,300        271,161
      Lincoln Electric Holdings, Inc.                      1,600         67,808
      Manitowoc Company, Inc. (The)                      124,200        767,556
      Middleby Corporation (The) (a)                       8,776        429,146
      Nordson Corporation                                 24,800      1,113,520
      Tecumseh Products Company - Class A (a)              5,301         43,362
      Titan International, Inc.                           60,225        448,074
      Toro Company (The)                                  42,709      1,480,294
      Trinity Industries, Inc.                            17,700        247,092
      Valmont Industries, Inc.                             1,700        122,094
      Watts Water Technologies, Inc. - Class A            25,987        684,498
                                                                   ------------
                                                                     12,839,566
                                                                   ------------
   MARINE - 0.1%
      Alexander & Baldwin, Inc.                           17,798        520,058
      Genco Shipping & Trading Ltd.                       15,500        370,605
                                                                   ------------
                                                                        890,663
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 64.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 8.5% (CONTINUED)
   PROFESSIONAL SERVICES - 1.3%
      Administaff, Inc.                                   56,600   $  1,418,396
      Advisory Board Company (The) (a)                    10,700        273,706
      CBIZ, Inc. (a)                                      16,544        108,198
      COMSYS IT Partners, Inc. (a)                         6,544         45,808
      Corporate Executive Board Company (The)              7,800        146,484
      CoStar Group, Inc. (a)                              31,294      1,149,429
      CRA International, Inc. (a)                         20,668        556,589
      Exponent, Inc. (a)                                   4,195        108,273
      FTI Consulting, Inc. (a)                             7,200        391,896
      Heidrick & Struggles International, Inc.            67,801      1,389,242
      Hill International, Inc. (a)                        40,300        187,798
      Huron Consulting Group, Inc. (a)                    12,338        547,190
      Korn/Ferry International  (a)                        1,500         20,865
      Manpower, Inc.                                      10,400        498,680
      Monster Worldwide, Inc. (a)                         37,400        487,322
      Navigant Consulting, Inc. (a)                       13,689        162,899
      School Specialty, Inc. (a)                          36,395        814,156
      TrueBlue, Inc. (a)                                  31,284        397,307
      VSE Corporation                                      1,100         32,571
                                                                   ------------
                                                                      8,736,809
                                                                   ------------
   ROAD & RAIL - 0.2%
      Dollar Thrifty Automotive Group, Inc. (a)            2,500         41,375
      Hertz Global Holdings, Inc. (a)                      2,205         20,815
      J.B. Hunt Transport Services, Inc.                   7,000        195,650
      Kansas City Southern (a)                             9,800        199,038
      Saia, Inc. (a)                                      13,283        239,891
      Werner Enterprises, Inc.                             6,300        113,778
      YRC Worldwide, Inc. (a)                            250,763        351,068
                                                                   ------------
                                                                      1,161,615
                                                                   ------------
   TRADING COMPANIES & DISTRIBUTORS - 0.4%
      GATX Corporation                                    27,844        702,226
      Houston Wire & Cable Company                        30,985        333,089
      RSC Holdings, Inc. (a)                              96,500        761,385
      Watsco, Inc.                                        21,348      1,119,916
                                                                   ------------
                                                                      2,916,616
                                                                   ------------
INFORMATION TECHNOLOGY - 9.5%
   COMMUNICATIONS EQUIPMENT - 1.7%
      ADTRAN, Inc.                                        40,000        966,400
      Airvana, Inc. (a)                                   10,801         67,074
      Arris Group, Inc. (a)                               27,418        333,951
      Aruba Networks, Inc. (a)                            88,000        781,440
      Avocent Corporation (a)                             63,500        984,885
      Black Box Corporation                                  800         21,976
      Blue Coat Systems, Inc. (a)                          6,900        128,961
      CIENA Corporation (a)                              135,700      1,514,412
      Comtech Telecommunications Corporation (a)           6,700        213,529
      DG FastChannel, Inc. (a)                            36,549        767,164
      EMCORE Corporation (a)                             158,300        199,458
      Extreme Networks, Inc. (a)                          13,097         29,730

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 64.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 9.5% (CONTINUED)
   COMMUNICATIONS EQUIPMENT - 1.7% (CONTINUED)
      Globecomm Systems, Inc. (a)                          7,800   $     61,932
      Infinera Corporation (a)                           117,937        798,433
      Palm, Inc. (a)                                     158,300      2,490,059
      ParkerVision, Inc. (a)                               4,634         14,134
      Sycamore Networks, Inc. (a)                        179,484        610,246
      Tekelec (a)                                         72,600      1,335,114
      Telkonet, Inc. (a)                                 156,779         20,381
      UTStarcom, Inc. (a)                                212,600        363,546
                                                                   ------------
                                                                     11,702,825
                                                                   ------------
   COMPUTERS & PERIPHERALS - 1.0%
      Avid Technology, Inc. (a)                          105,400      1,291,150
      Imation Corporation                                 74,024        672,138
      Immersion Corporation (a)                           41,500        175,130
      Lexmark International, Inc. - Class A (a)           79,100      1,145,368
      Novatel Wireless, Inc. (a)                         123,024      1,166,268
      QLogic Corporation (a)                              52,300        682,515
      Stratasys, Inc. (a)                                 66,927      1,056,108
      Synaptics, Inc. (a)                                 39,387        944,106
                                                                   ------------
                                                                      7,132,783
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.9%
      Anixter International, Inc. (a)                      3,700        126,614
      AVX Corporation                                     21,000        230,790
      Brightpoint, Inc. (a)                                3,700         21,978
      Celestica, Inc. (a)                                  3,800         30,286
      Cognex Corporation                                  41,342        682,143
      Daktronics, Inc.                                     6,667         55,869
      DTS, Inc. (a)                                       45,340      1,245,490
      Echelon Corporation (a)                             26,939        228,443
      FARO Technologies, Inc. (a)                          2,094         37,064
      FLIR Systems, Inc. (a)                               8,500        182,665
      Itron, Inc. (a)                                      3,800        198,246
      Littelfuse, Inc. (a)                                 8,480        198,432
      Maxwell Technologies, Inc. (a)                      48,800        691,008
      Methode Electronics, Inc.                           37,157        281,650
      Research Frontiers, Inc. (a)                        17,644         68,106
      Rogers Corporation (a)                               9,900        247,005
      TTM Technologies, Inc. (a)                          14,647        144,566
      Universal Display Corporation (a)                  106,200      1,290,330
      X-Rite, Inc. (a)                                   119,860        210,953
                                                                   ------------
                                                                      6,171,638
                                                                   ------------
   INTERNET SOFTWARE & SERVICES - 1.5%
      Bankrate, Inc. (a)                                  32,180        923,566
      Constant Contact, Inc. (a)                          42,123        952,401
      DealerTrack Holdings, Inc. (a)                      58,463      1,159,321
      Equinix, Inc. (a)                                   13,200      1,078,836
      GSI Commerce, Inc. (a)                              88,372      1,611,905
      Knot, Inc. (The) (a)                                84,887        741,913
      Limelight Networks, Inc. (a)                        23,308         92,300
      LoopNet, Inc. (a)                                   80,493        643,944

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 64.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 9.5% (CONTINUED)
   INTERNET SOFTWARE & SERVICES - 1.5% (CONTINUED)
      MercadoLibre, Inc. (a)                              10,100   $    291,082
      Omniture, Inc. (a)                                  40,500        554,040
      Sohu.com, Inc. (a)                                   5,360        327,871
      support.com, Inc. (a)                                9,189         22,605
      VistaPrint Ltd. (a)                                 38,602      1,592,333
      Vocus, Inc. (a)                                     17,765        298,807
      WebMD Health Corporation (a)                           720         24,055
                                                                   ------------
                                                                     10,314,979
                                                                   ------------
   IT SERVICES - 0.7%
      Alliance Data Systems Corporation (a)               49,300      2,514,300
      CyberSource Corporation (a)                         42,485        736,690
      Euronet Worldwide, Inc. (a)                          2,260         47,550
      Global Payments, Inc.                                3,100        131,130
      NCI, Inc. (a)                                        2,000         63,380
      Rightnow Technologies, Inc. (a)                     29,600        356,384
      Sapient Corporation (a)                             96,447        644,266
      Wright Express Corporation (a)                      19,000        537,320
                                                                   ------------
                                                                      5,031,020
                                                                   ------------
   OFFICE ELECTRONICS - 0.1%
      Zebra Technologies Corporation - Class A (a)        15,300        373,932
                                                                   ------------

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
      Actel Corporation (a)                                4,900         54,586
      Advanced Micro Devices, Inc. (a)                   252,200        923,052
      Brooks Automation, Inc. (a)                         32,012        189,831
      Cavium Networks, Inc. (a)                           75,753      1,429,459
      Cirrus Logic, Inc. (a)                               1,700          9,146
      CSR plc (a)                                         35,123        248,931
      Cypress Semiconductor Corporation (a)               39,700        421,614
      Exar Corporation (a)                                78,200        549,746
      International Rectifier Corporation (a)             48,400        801,504
      Intersil Corporation - Class A                      82,200      1,181,214
      Kulicke & Soffa Industries, Inc. (a)               176,700      1,037,229
      Lam Research Corporation (a)                        22,600        679,356
      Microsemi Corporation (a)                            2,600         35,490
      MKS Instruments, Inc. (a)                           51,060        989,032
      NetLogic Microsystems, Inc. (a)                     28,100      1,116,694
      Novellus Systems, Inc. (a)                          35,200        688,864
      ON Semiconductor Corporation (a)                   172,100      1,256,330
      PLX Technology, Inc. (a)                            11,000         42,900
      Power Integrations, Inc.                            42,240      1,237,210
      Silicon Image, Inc. (a)                            202,200        495,390
      Silicon Laboratories, Inc. (a)                       4,700        201,301
      Silicon Storage Technology, Inc. (a)                11,727         22,047
      Supertex, Inc. (a)                                     400          9,220
      Techwell, Inc. (a)                                  13,688        130,583
      Teradyne, Inc. (a)                                  49,600        390,848

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 64.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 9.5% (CONTINUED)
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1% (CONTINUED)
      Veeco Instruments, Inc. (a)                         13,300   $    250,572
                                                                   ------------
                                                                     14,392,149
                                                                   ------------
   SOFTWARE - 1.5%
      Advent Software, Inc. (a)                           31,400      1,144,530
      Blackbaud, Inc.                                     12,471        233,208
      Blackboard, Inc. (a)                                30,087      1,022,055
      Chordiant Software, Inc. (a)                         6,600         25,938
      Concur Technologies, Inc. (a)                       40,400      1,393,396
      DemandTec, Inc. (a)                                 30,572        272,397
      FactSet Research Systems, Inc.                      21,000      1,190,700
      Manhattan Associates, Inc.  (a)                     38,214        706,959
      MicroStrategy, Inc. - Class A (a)                      400         24,420
      Midway Games, Inc. (a)                              51,015          2,296
      MSC Software Corporation (a)                        17,310        126,536
      Parametric Technology Corporation (a)               28,900        373,099
      Pervasive Software, Inc. (a)                         2,900         15,428
      Rosetta Stone, Inc. (a)                              3,700        113,553
      Take-Two Interactive Software, Inc. (a)             73,500        699,720
      TeleCommunication Systems, Inc. (a)                123,200      1,020,096
      Tyler Technologies, Inc. (a)                        50,600        779,240
      Ultimate Software Group, Inc. (The) (a)             47,982      1,228,339
      Websense, Inc. (a)                                   5,800         85,840
                                                                   ------------
                                                                     10,457,750
                                                                   ------------
MATERIALS - 2.8%
   CHEMICALS - 0.9%
      Airgas, Inc.                                         8,000        356,640
      Altair Nanotechnologies, Inc. (a)                  185,965        180,349
      American Vanguard Corporation                       28,298        245,060
      Arch Chemicals, Inc.                                15,096        400,799
      CF Industries Holdings, Inc.                         7,300        576,262
      Eastman Chemical Company                             3,800        188,708
      Ferro Corporation                                  285,697      1,419,914
      FMC Corporation                                      4,200        196,728
      Olin Corporation                                    11,200        154,448
      OM Group, Inc. (a)                                   3,200        107,712
      Scotts Miracle-Gro Company (The) - Class A          31,500      1,230,075
      Zoltek Companies, Inc. (a)                         106,000      1,051,520
                                                                   ------------
                                                                      6,108,215
                                                                   ------------
   CONSTRUCTION MATERIALS - 0.6%
      Eagle Materials, Inc.                               45,089      1,230,930
      Headwaters, Inc. (a)                               168,810        518,247
      Martin Marietta Materials, Inc.                      5,400        464,778
      Texas Industries, Inc.                              46,437      2,112,883
      United States Lime & Minerals, Inc. (a)                 24            941
                                                                   ------------
                                                                      4,327,779
                                                                   ------------
   CONTAINERS & PACKAGING - 0.1%
      Silgan Holdings, Inc.                               16,005        804,411
                                                                   ------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 64.2% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
MATERIALS - 2.8% (CONTINUED)
   METALS & MINING - 1.2%
      AK Steel Holding Corporation                        37,400   $    735,658
      Allegheny Technologies, Inc.                        35,300        955,924
      Brush Engineered Materials, Inc. (a)                41,481        884,790
      Century Aluminum Company (a)                       172,000      1,441,360
      Cliffs Natural Resources, Inc.                       7,400        202,686
      Compass Minerals International, Inc.                17,400        925,506
      Horsehead Holding Corporation (a)                   88,211        942,976
      Kaiser Aluminum Corporation                            800         26,448
      Olympic Steel, Inc.                                 26,699        681,091
      Royal Gold, Inc.                                    28,440      1,168,315
      Silver Standard Resources, Inc. (a)                  5,000         98,350
      Titanium Metals Corporation                         53,300        446,121
                                                                   ------------
                                                                      8,509,225
                                                                   ------------
   PAPER & FOREST PRODUCTS - 0.0%
      AbitibiBowater, Inc. (a)                            70,886          9,570
                                                                   ------------

TELECOMMUNICATION SERVICES - 0.4%
   DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
      Cbeyond, Inc. (a)                                   43,524        610,206
      Cogent Communications Group, Inc. (a)              120,813      1,001,540
      Global Crossing Ltd. (a)                             8,902         96,765
      tw telecom, inc. (a)                                11,900        117,810
                                                                   ------------
                                                                      1,826,321
                                                                   ------------
   WIRELESS TELECOMMUNICATION SERVICES - 0.1%
      Syniverse Holdings, Inc. (a)                        48,858        856,481
                                                                   ------------

UTILITIES - 0.4%
   ELECTRIC UTILITIES - 0.2%
      DPL, Inc.                                           50,890      1,218,815
      Hawaiian Electric Industries, Inc.                  14,100        251,967
                                                                   ------------
                                                                      1,470,782
                                                                   ------------
   MULTI-UTILITIES - 0.1%
      CMS Energy Corporation                              21,100        273,034
      Northwestern Corporation                            22,800        551,760
                                                                   ------------
                                                                        824,794
                                                                   ------------
   WATER UTILITIES - 0.1%
      Aqua America, Inc.                                  14,700        265,482
                                                                   ------------

TOTAL COMMON STOCKS (Proceeds $410,834,018)                        $444,950,568
                                                                   ------------

TOTAL SECURITIES SOLD SHORT - 64.2% (Proceeds $410,834,018)        $444,950,568
                                                                   ============

ADR - American Depositary Receipt.

(a)   Non-income producing security.
(b)   Level 2 security income (Note 1).

See accompanying notes to schedules of investments.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.0%                                     SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 11.4%
   AUTO COMPONENTS - 1.9%
      China Automotive Systems, Inc. (a)                   1,900   $     13,471
      Dorman Products, Inc. (a)                              400          6,548
      Modine Manufacturing Company                         2,100         16,065
      Spartan Motors, Inc.                                 1,300          9,100
      Standard Motor Products, Inc.                        1,200         13,404
      Tenneco Automotive, Inc. (a)                           800         12,936
      WABCO Holdings, Inc.                                 1,300         24,713
      Wonder Auto Technology, Inc. (a)                     1,500         16,845
                                                                   ------------
                                                                        113,082
                                                                   ------------
   DIVERSIFIED CONSUMER SERVICES - 0.7%
      ChinaCast Education Corporation (a)                  2,000         11,900
      Corinthian Colleges, Inc. (a)                          600          9,264
      Hillenbrand, Inc.                                      600         10,872
      Mac-Gray Corporation (a)                               600          7,374
                                                                   ------------
                                                                         39,410
                                                                   ------------
   HOTELS, RESTAURANTS & LEISURE - 1.0%
      Carrols Restaurant Group, Inc. (a)                   1,220          8,260
      CKE Restaurants, Inc.                                1,700         15,045
      Einstein Noah Restaurant Group, Inc. (a)               787          8,358
      Papa John's International, Inc. (a)                    400         10,164
      Wyndham Worldwide Corporation                        1,400         19,530
                                                                   ------------
                                                                         61,357
                                                                   ------------
   HOUSEHOLD DURABLES - 1.1%
      Blyth, Inc.                                            600         25,458
      Helen of Troy Ltd. (a)                                 500         10,875
      Snap-on, Inc.                                          200          7,126
      Tupperware Corporation                                 700         23,849
                                                                   ------------
                                                                         67,308
                                                                   ------------
   INTERNET & CATALOG RETAIL - 1.0%
      HSN, Inc. (a)                                        1,100         11,143
      Liberty Media Corporation - Interactive (a)          3,500         23,310
      PetMed Express, Inc. (a)                             1,300         24,128
                                                                   ------------
                                                                         58,581
                                                                   ------------
   LEISURE EQUIPMENT & PRODUCTS - 0.4%
      Pool Corporation                                     1,100         25,982
                                                                   ------------
   MEDIA - 2.1%
      A.H. Belo Corporation - Class A                      4,800         13,776
      CTC Media, Inc. (a)                                  1,200         14,832
      Gannett Company, Inc.                                2,400         16,800
      Global Sources Ltd. (a)                              2,100         13,440
      Interactive Data Corporation                           400          9,100
      Marvel Entertainment, Inc. (a)                         300         11,868
      Mediacom Communications Corporation (a)              1,800          8,622
      Scholastic Corporation                                 500         11,275
      Value Line, Inc.                                       400         12,716

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.0% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 11.4% (CONTINUED)
   MEDIA - 2.1% (CONTINUED)
      Warner Music Group Corporation (a)                   2,900   $     16,298
                                                                   ------------
                                                                        128,727
                                                                   ------------
   MULTI-LINE RETAIL - 0.2%
      Retail Ventures, Inc. (a)                            3,300         10,989
                                                                   ------------

   SPECIALTY RETAIL - 2.1%
      Books-A-Million, Inc.                                1,986         18,410
      Buckle, Inc. (The)                                     500         15,470
      Finish Line, Inc. (The) - Class A                    1,400         12,180
      Hibbett Sports, Inc. (a)                             1,100         20,251
      PetSmart, Inc.                                         700         15,659
      Signet Jewelers Ltd.                                   700         15,456
      Stein Mart, Inc. (a)                                 2,000         22,060
      Ulta Salon, Cosmetics & Fragrance, Inc. (a)            900         10,197
                                                                   ------------
                                                                        129,683
                                                                   ------------
   TEXTILES, APPAREL & LUXURY GOODS - 0.9%
      Fossil, Inc. (a)                                       400         10,536
      Liz Claiborne, Inc.                                  3,500         11,060
      Phillips-Van Heusen Corporation                        400         14,152
      Quiksilver, Inc. (a)                                 5,500         11,825
      UniFirst Corporation                                   200          7,784
                                                                   ------------
                                                                         55,357
                                                                   ------------
CONSUMER STAPLES - 3.0%
   BEVERAGES - 0.1%
      Coca-Cola Bottling Company Consolidated                102          5,765
                                                                   ------------

   FOOD & STAPLES RETAILING - 0.9%
      PriceSmart, Inc.                                       700         11,417
      Rite Aid Corporation (a)                             8,000         11,680
      SUPERVALU, Inc.                                      1,400         20,762
      Village Super Market, Inc. - Class A                   302          8,797
                                                                   ------------
                                                                         52,656
                                                                   ------------
   FOOD PRODUCTS - 1.1%
      American Dairy, Inc. (a)                               600         16,008
      Del Monte Foods Company                              1,900         18,354
      Sanderson Farms, Inc.                                  300         12,204
      Seneca Foods Corporation - Class A (a)                 146          3,739
      Smithfield Foods, Inc. (a)                           1,100         14,905
                                                                   ------------
                                                                         65,210
                                                                   ------------
   PERSONAL PRODUCTS - 0.5%
      Herbalife Ltd.                                         700         24,087
      Prestige Brands Holdings, Inc. (a)                     800          5,224
                                                                   ------------
                                                                         29,311
                                                                   ------------
   TOBACCO - 0.4%
      Alliance One International, Inc. (a)                 3,400         14,076
      Universal Corporation                                  300         11,421
                                                                   ------------
                                                                         25,497
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.0% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
ENERGY - 4.6%
   ENERGY EQUIPMENT & SERVICES - 1.7%
      Atwood Oceanics, Inc. (a)                              500   $     14,420
      Complete Production Services, Inc. (a)               2,600         21,476
      Dawson Geophysical Company (a)                         400         12,164
      Key Energy Services, Inc. (a)                        2,000         13,880
      Newpark Resources, Inc. (a)                          3,600          9,468
      Union Drilling, Inc. (a)                             1,100          7,865
      Willbros Group, Inc. (a)                             1,500         20,685
                                                                   ------------
                                                                         99,958
                                                                   ------------
   OIL, GAS & CONSUMABLE FUELS - 2.9%
      Alon USA Energy, Inc.                                  900          9,027
      CVR Energy, Inc. (a)                                 1,800         15,372
      Delek US Holdings, Inc.                              1,100          9,372
      Encore Acquisition Company (a)                         400         14,240
      EXCO Resources, Inc. (a)                             1,500         20,610
      Frontier Oil Corporation                             1,700         23,630
      General Maritime Corporation                         1,400         11,662
      Gulfport Energy Corporation (a)                      2,600         18,122
      James River Coal Company (a)                           500          9,285
      Penn Virginia Corporation                              500          9,605
      Stone Energy Corporation (a)                         1,500         16,290
      Syntroleum Corporation (a)                           4,500         12,375
      VAALCO Energy, Inc. (a)                              1,900          8,417
                                                                   ------------
                                                                        178,007
                                                                   ------------
FINANCIALS - 13.1%
   CAPITAL MARKETS - 2.3%
      Allied Capital Corporation                           2,800         11,172
      BGC Partners, Inc. - Class A                         1,400          6,398
      Broadpoint Gleacher Securities Group, Inc. (a)       2,700         16,821
      Capital Southwest Corporation                          200         16,414
      FBR Capital Markets Corporation (a)                  2,200         11,264
      GFI Group, Inc.                                      2,100         13,545
      International Assets Holding Corporation (a)           361          6,426
      PennantPark Investment Corporation                   1,700         14,076
      Prospect Capital Corporation                         1,500         15,000
      SEI Investments Company                                800         15,120
      TradeStation Group, Inc. (a)                         1,200          8,988
                                                                   ------------
                                                                        135,224
                                                                   ------------
   COMMERCIAL BANKS - 2.3%
      BOK Financial Corporation                              300         12,567
      Boston Private Financial Holdings, Inc.              1,800          8,244
      CapitalSource, Inc.                                  2,900         13,456
      CoBiz, Inc.                                          1,000          4,510
      First Bancorp, Inc.                                    500          9,785
      First Bancorporation                                 1,700          5,270
      First Community Bancshares, Inc.                       800         10,880
      First Financial Bancorporation                       1,300         11,232
      First of Long Island Corporation (The)                 500         12,810
      Huntington Bancshares, Inc.                          2,100          8,589
      Lakeland Bancorp, Inc.                                 900          8,136

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.0% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
FINANCIALS - 13.1% (CONTINUED)
   COMMERCIAL BANKS - 2.3% (CONTINUED)
      Santander BanCorp (a)                                1,700   $     10,302
      Sterling Financial Corporation                       2,600          7,254
      Univest Corporation of Pennsylvania                    600         15,522
                                                                   ------------
                                                                        138,557
                                                                   ------------
   CONSUMER FINANCE - 0.8%
      Credit Acceptance Corporation (a)                      900         23,841
      Nelnet, Inc. - Class A (a)                           1,600         22,864
                                                                   ------------
                                                                         46,705
                                                                   ------------
   INSURANCE - 5.7%
      Allied World Assurance Company Holdings Ltd.           300         13,038
      American Equity Investment Life Holding Company      2,200         15,928
      American Financial Group, Inc.                       1,100         26,829
      American National Insurance Company                    230         18,181
      Aspen Insurance Holdings Ltd.                          800         19,896
      CNA Surety Corporation (a)                             600          9,432
      Erie Indemnity Company - Class A                       200          7,490
      FBL Financial Group, Inc. - Class A                  1,900         18,639
      Fidelity National Financial, Inc. - Class A          1,100         15,785
      First American Corporation                             700         20,685
      Genworth Financial, Inc. - Class A                   3,600         24,840
      HCC Insurance Holdings, Inc.                           800         20,080
      IPC Holdings Ltd.                                      400         11,576
      Kansas City Life Insurance Company                     400         12,576
      Maiden Holdings Ltd.                                 2,000         15,220
      Platinum Underwriters Holdings Ltd.                    500         16,875
      Reinsurance Group of America, Inc.                     300         12,450
      SeaBright Insurance Holdings Ltd. (a)                  900          8,748
      Tower Group, Inc.                                      400          9,988
      Transatlantic Holdings, Inc.                           300         14,193
      United Fire & Casualty Company                       1,100         18,491
      Universal Insurance Holdings, Inc.                   3,000         15,000
                                                                   ------------
                                                                        345,940
                                                                   ------------
   REAL ESTATE INVESTMENT TRUSTS - 1.4%
      Anworth Mortgage Asset Corporation                   1,700         12,818
      Chimera Investment Corporation                       5,200         18,616
      Investors Real Estate Trust                          2,000         18,620
      LTC Properties, Inc.                                   500         12,210
      Saul Centers, Inc.                                     300         10,161
      Universal Health Realty Income Trust                   400         13,668
                                                                   ------------
                                                                         86,093
                                                                   ------------
   THRIFTS & MORTGAGE FINANCE - 0.6%
      Beneficial Mutual Bancorporation, Inc. (a)           1,300         11,609
      MGIC Investment Corporation                          2,100         13,860
      TrustCo Bank Corporation                             2,000         12,580
                                                                   ------------
                                                                         38,049
                                                                   ------------
HEALTH CARE - 11.9%
   BIOTECHNOLOGY - 1.0%
      BioMarin Pharmaceutical, Inc. (a)                      700         11,487

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.0% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 11.9% (CONTINUED)
   BIOTECHNOLOGY - 1.0% (CONTINUED)
      Cubist Pharmaceuticals, Inc. (a)                       900   $     17,883
      PDL BioPharma, Inc.                                  1,300         10,699
      Protalix BioTherapeutics, Inc. (a)                   2,800         19,460
                                                                   ------------
                                                                         59,529
                                                                   ------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
      Abiomed, Inc. (a)                                    2,400         18,120
      Endologix, Inc. (a)                                  4,500         21,735
      I-Flow Corporation (a)                               1,400         10,654
      Invacare Corporation                                 1,300         26,520
      Kinetic Concepts, Inc. (a)                             300          9,486
      Sirona Dental Systems, Inc. (a)                        600         15,594
      Symmetry Medical, Inc. (a)                           1,788         15,305
      Synovis Life Technologies, Inc. (a)                    800         12,360
      Teleflex, Inc.                                         300         14,388
      Vascular Solutions, Inc. (a)                         2,200         16,918
      Young Innovations, Inc.                                500         12,660
                                                                   ------------
                                                                        173,740
                                                                   ------------
   HEALTH CARE PROVIDERS & SERVICES - 6.1%
      Allion Healthcare, Inc. (a)                          2,600         19,240
      AmerisourceBergen Corporation                          500          9,860
      AMN Healthcare Services, Inc. (a)                    1,500         10,920
      BioScrip, Inc. (a)                                   2,800         16,548
      Chindex International, Inc. (a)                        900         11,727
      Community Health Systems, Inc. (a)                     700         19,824
      Continucare Corporation (a)                            800          2,336
      Coventry Health Care, Inc. (a)                       1,100         25,300
      Cross Country Healthcare, Inc. (a)                   1,400         11,690
      Hanger Orthopedic Group, Inc. (a)                    1,500         20,580
      Health Management Associates, Inc. - Class A (a)     3,400         20,502
      Health Net, Inc. (a)                                 1,500         20,295
      MedCath Corporation (a)                              1,100         13,266
      Molina Healthcare, Inc. (a)                          1,000         22,550
      Psychiatric Solutions, Inc. (a)                      1,000         27,020
      RehabCare Group, Inc. (a)                              900         21,654
      Res-Care, Inc. (a)                                     700         10,934
      Sun Healthcare Group, Inc. (a)                       2,300         22,379
      Tenet Healthcare Corporation (a)                     6,200         24,490
      Universal American Corporation (a)                   1,000          9,100
      Universal Health Services, Inc. - Class B              500         27,805
                                                                   ------------
                                                                        368,020
                                                                   ------------
   HEALTH CARE TECHNOLOGY - 0.2%
      IMS Health, Inc.                                       800          9,600
                                                                   ------------

   LIFE SCIENCES TOOLS & SERVICES - 0.6%
      Accelrys, Inc. (a)                                   1,790         10,740
      Parexel International Corporation (a)                1,800         27,846
                                                                   ------------
                                                                         38,586
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.0% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 11.9% (CONTINUED)
   PHARMACEUTICALS - 1.1%
      Caraco Pharmaceutical Laboratories Ltd. (a)          3,400   $     10,642
      Hi-Tech Pharmacal Company, Inc. (a)                    900         14,085
      Sepracor, Inc. (a)                                   1,400         24,290
      Warner Chilcott Ltd. - Class A (a)                   1,100         16,610
                                                                   ------------
                                                                         65,627
                                                                   ------------
INDUSTRIALS - 15.5%
   AEROSPACE & DEFENSE - 1.2%
      Argon ST, Inc. (a)                                     500          9,555
      Cubic Corporation                                      400         15,664
      GenCorp, Inc. (a)                                    4,500         11,700
      Hexcel Corporation (a)                               2,500         25,525
      Triumph Group, Inc.                                    300         11,982
                                                                   ------------
                                                                         74,426
                                                                   ------------
   AIR FREIGHT & LOGISTICS - 0.6%
      Air Transport Services Group, Inc. (a)               2,620          8,725
      Atlas Air Worldwide Holdings, Inc. (a)                 800         19,968
      UTI Worldwide, Inc. (a)                                600          7,572
                                                                   ------------
                                                                         36,265
                                                                   ------------
   AIRLINES - 1.5%
      Allegiant Travel Company (a)                           200          8,662
      AMR Corporation (a)                                  2,500         13,375
      Copa Holdings, S.A. - Class A                          300         12,162
      Republic Airways Holdings, Inc. (a)                  1,300          6,656
      UAL Corporation (a)                                  6,300         25,956
      US Airways Group, Inc. (a)                           8,400         24,612
                                                                   ------------
                                                                         91,423
                                                                   ------------
   BUILDING PRODUCTS - 0.9%
      Ameron International Corporation                       300         22,356
      Builders FirstSource, Inc. (a)                       4,481         26,259
      Insteel Industries, Inc.                               600          6,114
                                                                   ------------
                                                                         54,729
                                                                   ------------
   COMMERCIAL SERVICES & SUPPLIES - 2.0%
      ACCO Brands Corporation (a)                          4,000         17,480
      American Reprographics Company (a)                   2,000         17,300
      Consolidated Graphics, Inc. (a)                        800         14,640
      Copart, Inc. (a)                                       500         17,655
      EnergySolutions, Inc.                                1,300         11,193
      Geo Group, Inc. (The) (a)                              500          8,990
      Interface, Inc. - Class A                            1,700         11,798
      Tetra Tech, Inc. (a)                                   400         12,048
      United Stationers, Inc. (a)                            200          9,284
                                                                   ------------
                                                                        120,388
                                                                   ------------
   CONSTRUCTION & ENGINEERING - 0.8%
      Dycom Industries, Inc. (a)                             900         11,457
      KBR, Inc.                                              700         14,833
      Northwest Pipe Company (a)                             300         10,434
      Shaw Group, Inc. (The) (a)                             400         11,776
                                                                   ------------
                                                                         48,500
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.0% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 15.5% (CONTINUED)
   ELECTRICAL EQUIPMENT - 1.5%
      China BAK Battery, Inc. (a)                          3,400   $     11,254
      EnerSys, Inc. (a)                                      900         17,811
      Franklin Electric Company, Inc.                        600         19,440
      Harbin Electric, Inc. (a)                            1,100         17,402
      II-VI, Inc. (a)                                        600         14,394
      LaBarge, Inc. (a)                                    1,000         10,570
                                                                   ------------
                                                                         90,871
                                                                   ------------
   INDUSTRIAL CONGLOMERATES - 1.0%
      Carlisle Companies, Inc.                               700         21,938
      Standex International Corporation                    1,200         15,036
      Textron, Inc.                                        1,600         21,504
                                                                   ------------
                                                                         58,478
                                                                   ------------
   MACHINERY - 3.0%
      Altra Holdings, Inc. (a)                             1,400         12,306
      Ampco-Pittsburgh Corporation                           800         18,184
      Donaldson Company, Inc.                                500         19,005
      Gardner Denver, Inc. (a)                               500         14,595
      Lindsay Corporation                                    600         21,282
      Pall Corporation                                       600         18,048
      Sauer-Danfoss, Inc.                                  4,000         21,000
      Tennant Company                                        500         10,970
      Timken Company                                       1,400         28,532
      Titan International, Inc.                            1,200          8,928
      Trinity Industries, Inc.                               800         11,168
                                                                   ------------
                                                                        184,018
                                                                   ------------
   MARINE - 0.4%
      American Commercial Lines, Inc. (a)                    625          9,762
      International Shipholding Corporation                  400         11,604
                                                                   ------------
                                                                         21,366
                                                                   ------------
   PROFESSIONAL SERVICES - 1.0%
      CDI Corporation                                      1,000         12,700
      First Advantage Corporation (a)                        700         11,382
      MPS Group, Inc. (a)                                  1,500         12,975
      Volt Information Sciences, Inc. (a)                  1,100          8,756
      VSE Corporation                                        500         14,805
                                                                   ------------
                                                                         60,618
                                                                   ------------
   ROAD & RAIL - 0.6%
      Ryder System, Inc.                                     700         24,591
      USA Truck, Inc. (a)                                  1,000         14,410
                                                                   ------------
                                                                         39,001
                                                                   ------------
   TRADING COMPANIES & DISTRIBUTORS - 1.0%
      Aceto Corporation                                    2,068         14,538
      Beacon Roofing Supply, Inc. (a)                        800         13,416
      DXP Enterprises, Inc. (a)                              800          8,112
      TAL International Group, Inc.                        1,100         12,199
      WESCO International, Inc. (a)                          400          9,876
                                                                   ------------
                                                                         58,141
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.0% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 25.6%
   COMMUNICATIONS EQUIPMENT - 3.6%
      3Com Corporation (a)                                 6,300   $     23,751
      Anaren, Inc. (a)                                       600         10,788
      Arris Group, Inc. (a)                                1,000         12,180
      Bel Fuse, Inc. - Class B                               900         16,542
      Brocade Communications Systems, Inc. (a)             3,000         23,580
      CommScope, Inc. (a)                                    600         15,360
      EMS Technologies, Inc. (a)                             400          8,800
      JDS Uniphase Corporation (a)                         3,400         19,924
      Loral Space & Communications, Inc. (a)                 400          8,372
      Oplink Communications, Inc. (a)                      1,900         24,168
      Opnext, Inc. (a)                                     4,400          8,932
      SeaChange International, Inc. (a)                    2,300         21,045
      Tellabs, Inc. (a)                                    2,300         13,340
      ViaSat, Inc. (a)                                       400         10,800
                                                                   ------------
                                                                        217,582
                                                                   ------------
   COMPUTERS & PERIPHERALS - 0.9%
      Cray, Inc. (a)                                       2,900         23,548
      Isilon Systems, Inc. (a)                             3,199         16,667
      Super Micro Computer, Inc. (a)                       1,700         13,498
                                                                   ------------
                                                                         53,713
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.3%
      Agilysys, Inc.                                       2,800         13,188
      Arrow Electronics, Inc. (a)                            600         15,462
      Avnet, Inc. (a)                                        900         21,960
      Benchmark Electronics, Inc. (a)                      1,000         15,800
      CTS Corporation                                      2,500         21,075
      Ingram Micro, Inc. - Class A (a)                       500          8,410
      Insight Enterprises, Inc. (a)                        1,100         11,330
      IPG Photonics Corporation (a)                        1,000         10,730
      Jabil Circuit, Inc.                                  2,300         21,068
      PC Connection, Inc. (a)                              1,500          8,610
      Rofin-Sinar Technologies, Inc. (a)                     600         13,026
      ScanSource, Inc. (a)                                   400         11,412
      SMART Modular Technologies (WWH), Inc. (a)           7,200         21,456
      Spectrum Control, Inc. (a)                           1,500         14,805
      Tech Data Corporation (a)                              500         17,465
      Technitrol, Inc.                                     2,600         18,876
      Vishay Intertechnology, Inc. (a)                     2,200         15,642
                                                                   ------------
                                                                        260,315
                                                                   ------------
   INTERNET SOFTWARE & SERVICES - 1.7%
      Akamai Technologies, Inc. (a)                          700         11,508
      Dice Holdings, Inc. (a)                              2,500         11,750
      ModusLink Global Solutions, Inc. (a)                 2,100         14,973
      Openwave Systems, Inc. (a)                           4,600         12,052
      RealNetworks, Inc. (a)                               4,700         13,630
      SAVVIS, Inc. (a)                                     1,700         24,667
      United Online, Inc.                                  1,400         12,852
                                                                   ------------
                                                                        101,432
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.0% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 25.6% (CONTINUED)
   IT SERVICES - 5.6%
      Acxiom Corporation                                     900   $      8,685
      CACI International, Inc. - Class A (a)                 500         23,100
      CIBER, Inc. (a)                                      6,000         19,860
      Convergys Corporation (a)                            1,700         18,207
      CSG Systems International, Inc. (a)                  1,300         21,684
      Genpact Ltd. (a)                                     1,300         18,226
      Hewitt Associates, Inc. - Class A (a)                  500         14,965
      iGATE Corporation                                    2,000         14,500
      infoGROUP, Inc. (a)                                  2,000         12,040
      Lender Processing Services, Inc.                       300         10,254
      Mantech International Corporation - Class A (a)        300         15,990
      Metavante Technologies, Inc. (a)                       800         24,640
      Ness Technologies, Inc. (a)                          4,700         25,004
      NeuStar, Inc. - Class A (a)                            500         11,340
      Perot Systems Corporation (a)                          970         15,500
      TeleTech Holdings, Inc. (a)                          1,600         26,752
      Unisys Corporation (a)                              11,200         20,048
      Verifone Holdings, Inc. (a)                          2,500         22,525
      Virtusa Corporation (a)                              1,800         16,776
                                                                   ------------
                                                                        340,096
                                                                   ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
      Amkor Technology, Inc. (a)                           2,600         16,276
      Applied Micro Circuits Corporation (a)               2,700         23,355
      Atheros Communications, Inc. (a)                       900         22,500
      Cymer, Inc. (a)                                        600         20,526
      Entegris, Inc. (a)                                   3,700         13,801
      Entropic Communications, Inc. (a)                    5,700         17,955
      Fairchild Semiconductor International, Inc. (a)      1,700         15,011
      Integrated Device Technology, Inc. (a)               2,000         13,540
      Intellon Corporation (a)                             4,000         18,400
      NVE Corporation (a)                                    400         21,492
      Photronics, Inc. (a)                                 3,600         18,396
      RF Micro Devices, Inc. (a)                           5,100         26,520
      Sigma Designs, Inc. (a)                                500          8,085
      Standard Microsystems Corporation (a)                  700         16,240
      Tessera Technologies, Inc. (a)                         600         16,854
                                                                   ------------
                                                                        268,951
                                                                   ------------
   SOFTWARE - 5.0%
      American Software, Inc. - Class A                      700          4,487
      ANSYS, Inc. (a)                                        400         12,504
      Blackbaud, Inc.                                        800         14,960
      Deltek, Inc. (a)                                     1,700         10,557
      Ebix, Inc. (a)                                         500         20,740
      Epiq Systems, Inc. (a)                               1,300         20,865
      FalconStor Software, Inc. (a)                        3,700         19,795
      JDA Software Group, Inc. (a)                           800         16,488
      Kenexa Corporation (a)                               1,500         18,300
      Lawson Software, Inc. (a)                            4,000         23,760
      Monotype Imaging Holdings, Inc. (a)                  1,900         13,832

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.0% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 25.6% (CONTINUED)
   SOFTWARE - 5.0% (CONTINUED)
      Net 1 UEPS Technologies, Inc. (a)                    1,300   $     21,918
      NetScout Systems, Inc. (a)                           1,023         10,179
      Novell, Inc. (a)                                     1,800          8,244
      Quest Software, Inc. (a)                             1,300         19,162
      S1 Corporation (a)                                   2,600         18,434
      Symyx Technologies, Inc. (a)                         2,300         15,939
      Synopsys, Inc. (a)                                     800         15,984
      TIBCO Software, Inc. (a)                             1,800         15,714
                                                                   ------------
                                                                        301,862
                                                                   ------------
MATERIALS - 9.8%
   CHEMICALS - 5.7%
      A. Schulman, Inc.                                      700         14,917
      Albemarle Corporation                                  500         14,855
      Ashland, Inc.                                          800         26,512
      Balchem Corporation                                    500         13,875
      Cabot Corporation                                      700         12,810
      Celanese Corporation - Series A                      1,000         25,700
      Cytec Industries, Inc.                                 500         12,550
      Gentek, Inc. (a)                                       600         14,238
      Hawkins, Inc.                                        1,100         20,636
      Innophos Holdings, Inc.                                600         11,268
      LSB Industries, Inc. (a)                               700         12,432
      Lubrizol Corporation                                   400         23,172
      NewMarket Corporation                                  300         22,695
      NL Industries, Inc.                                    862          5,888
      OMNOVA Solutions, Inc. (a)                           4,500         25,245
      Quaker Chemical Corporation                          1,000         18,000
      RPM International, Inc.                              1,400         22,344
      Solutia, Inc. (a)                                    2,200         19,668
      Stepan Company                                         300         13,434
      Valspar Corporation (The)                              600         15,192
                                                                   ------------
                                                                        345,431
                                                                   ------------
   CONTAINERS & PACKAGING - 2.1%
      AEP Industries, Inc. (a)                               500         15,955
      Bemis Company, Inc.                                    500         13,160
      Boise, Inc. (a)                                      6,300         14,994
      BWAY Holding Company (a)                               800         12,720
      Packaging Corporation of America                       900         17,703
      Pactiv Corporation (a)                                 800         20,144
      Rock-Tenn Company - Class A                            400         17,984
      Sonoco Products Company                                600         15,888
                                                                   ------------
                                                                        128,548
                                                                   ------------
   METALS & MINING - 1.5%
      Carpenter Technology Corporation                     1,100         20,559
      Commercial Metals Company                            1,000         16,540
      Olympic Steel, Inc.                                    500         12,755
      Reliance Steel & Aluminum Company                      800         26,968

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 99.0% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
MATERIALS - 9.8% (CONTINUED)
   METALS & MINING - 1.5% (CONTINUED)
      Sutor Technology Group Ltd. (a)                      3,100   $     12,679
                                                                   ------------
                                                                         89,501
                                                                   ------------
   PAPER & FOREST PRODUCTS - 0.5%
      KapStone Paper & Packaging Corporation (a)           2,800         14,112
      Schweitzer-Mauduit International, Inc.                 500         16,350
                                                                   ------------
                                                                         30,462
                                                                   ------------
TELECOMMUNICATION SERVICES - 1.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
      Alaska Communications Systems Group, Inc.            1,500         11,115
      Atlantic Tele-Network, Inc.                            275         11,531
                                                                   ------------
                                                                         22,646
                                                                   ------------
   WIRELESS TELECOMMUNICATION SERVICES - 0.8%
      Centennial Communications Corporation (a)            1,500         11,505
      iPCS, Inc. (a)                                         700         12,607
      NII Holdings, Inc. (a)                                 600         13,812
      NTELOS Holdings Corporation                            900         13,941
                                                                   ------------
                                                                         51,865
                                                                   ------------
UTILITIES - 2.9%
   ELECTRIC UTILITIES - 0.6%
      Central Vermont Public Service Corporation             600         11,064
      El Paso Electric Company (a)                           400          6,044
      Westar Energy, Inc.                                  1,000         19,670
                                                                   ------------
                                                                         36,778
                                                                   ------------
   GAS UTILITIES - 1.5%
      AGL Resources, Inc.                                    200          6,724
      Atmos Energy Corporation                               800         21,728
      Energen Corporation                                    500         20,660
      ONEOK, Inc.                                            300          9,930
      Southwest Gas Corporation                              500         12,110
      UGI Corporation                                        800         21,152
                                                                   ------------
                                                                         92,304
                                                                   ------------
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.2%
      RRI Energy, Inc. (a)                                 2,600         13,910
                                                                   ------------

   MULTI-UTILITIES - 0.6%
      MDU Resources Group, Inc.                              600         12,078
      NiSource, Inc.                                       1,700         21,913
                                                                   ------------
                                                                         33,991
                                                                   ------------

TOTAL COMMON STOCKS (Cost $5,313,716)                              $  5,980,161
                                                                   ------------

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 0.7%                                 SHARES       VALUE
--------------------------------------------------------------------------------
UMB Money Market Fiduciary, 0.05% (b) (Cost $43,536)      43,536   $     43,536
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 99.7% (Cost $5,357,252)               $  6,023,697

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                             17,136
                                                                   ------------

NET ASSETS - 100.0%                                                $  6,040,833
                                                                   ============

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2009.

See accompanying notes to schedules of investments.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

The portfolio securities of the TFS Market Neutral Fund and the TFS Small Cap Fund (the "Funds") are valued at market value as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale price on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the mean of the most recent bid and ask prices on the NYSE or other primary exchange. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the TFS Capital Investment Trust. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these and other methods.

The Financial Accounting Standards Board's Statement ("FASB") on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' investments and other financial instruments as of July 31, 2009:

                                                  INVESTMENTS    OTHER FINANCIAL
TFS MARKET NEUTRAL FUND                          IN SECURITIES     INSTRUMENTS
---------------------------------------------   --------------   ---------------

Level 1 - Quoted prices                         $  669,402,032   $ (444,942,654)
Level 2 - Other significant observable inputs               --           (7,914)
Level 3 - Significant unobservable inputs                   --               --
                                                --------------   --------------
Total                                           $  669,402,032   $ (444,950,568)
                                                ==============   ==============

                                                  INVESTMENTS
TFS SMALL CAP FUND                               IN SECURITIES
---------------------------------------------   --------------

Level 1 - Quoted prices                         $    6,023,697
Level 2 - Other significant observable inputs               --
Level 3 - Significant unobservable inputs                   --
                                                --------------
Total                                           $    6,023,697
                                                ==============

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
================================================================================

In April 2009, FASB issued Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset and Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4" or the "Position"). FSP 157-4 provide additional guidance for estimating fair value when the volume and level of activity has significantly decreased in relation to normal market activity for the asset or liability. The Position also provides additional guidance on circumstances that may indicate that a transaction is not orderly and requires additional disclosures in annual and interim reporting periods. FSP 157-4 is effective for fiscal periods and interim periods ending after June 15, 2009.

The following is a summary of the inputs used to value the Funds' investments and other financial instruments as of July 31, 2009 by security type as required by FSP 157-4:

TFS MARKET NEUTRAL FUND           LEVEL 1          LEVEL 2         LEVEL 3          TOTAL
----------------------------   -------------    -------------   -------------   -------------
Investments:
   Common Stocks               $ 614,092,287    $          --   $          --   $ 614,092,287
   Closed-End Funds               54,473,032               --              --      54,473,032
   Money Market Funds                836,713               --              --         836,713
                               -------------    -------------   -------------   -------------
Total                            669,402,032               --              --     669,402,032
                               -------------    -------------   -------------   -------------

Other Financial Instruments:
   Common Stocks                (444,942,654)          (7,914)             --    (444,950,568)
                               -------------    -------------   -------------   -------------

Total                          $ 224,459,378    $      (7,914)  $          --   $ 224,451,464
                               =============    =============   =============   =============

TFS SMALL CAP FUND                LEVEL 1          LEVEL 2         LEVEL 3          TOTAL
----------------------------   -------------    -------------   -------------   -------------

Investments:
   Common Stocks               $   5,980,161    $          --   $          --   $   5,980,161
   Money Market Funds                 43,536               --              --          43,536
                               -------------    -------------   -------------   -------------
Total                          $   6,023,697    $          --   $          --   $   6,023,697
                               =============    =============   =============   =============

Refer to each Fund's Schedule of Investments for a summary of the Level 1 and Level 2 inputs by security type and industry type.

2.    SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
================================================================================

3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of July 31, 2009:

                                              TFS Market        TFS Small
                                             Neutral Fund       Cap Fund
                                            --------------   --------------

      Tax cost of portfolio investments
         and securities sold short          $  219,598,406   $    5,371,048
                                            ==============   ==============

      Gross unrealized appreciation         $  100,334,072   $      823,210
      Gross unrealized depreciation            (95,481,014)        (170,561)
                                            --------------   --------------

      Net unrealized appreciation           $    4,853,058   $      652,649
                                            ==============   ==============

The difference between the federal income tax cost of portfolio investments and securities sold short and the schedule of investment cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TFS Capital Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Larry S. Eiben
                              --------------------------------------------------
                                    Larry S. Eiben, President

Date     September 23, 2009
      ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Larry S. Eiben
                              --------------------------------------------------
                                    Larry S. Eiben, President

Date     September 23, 2009
      ---------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date     September 23, 2009
      ---------------------------

* Print the name and title of each signing officer under his or her signature.